                                                      Registration No. 333-31725
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549





                         POST-EFFECTIVE AMENDMENT NO. 1



                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)



                          ----------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               GORDON E. MCCUTCHAN
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


================================================================================

                                            CROSS REFERENCE TO ITEMS REQUIRED
                                                      BY FORM N-8B-2
N-8B-2 ITEM                                                                                  CAPTION IN PROSPECTUS

 1................................................................................Nationwide Life Insurance Company
                                                                                  The Variable Account
 2................................................................................Nationwide Life Insurance Company
 3................................................................................Custodian of Assets
 4................................................................................Distribution of The Policies
 5................................................................................The Variable Account
 6................................................................................Not Applicable
 7................................................................................Not Applicable
 8................................................................................Not Applicable
 9................................................................................Legal Proceedings
10................................................................................Information About The Policies; How
                                                                                  The Cash Value Varies; Right to
                                                                                  Exchange for a Fixed Benefit Policy;
                                                                                  Reinstatement; Other Policy
                                                                                  Provisions
11................................................................................Investments of The Variable
                                                                                  Account
12................................................................................The Variable Account
13................................................................................Policy Charges
                                                                                  Reinstatement
14................................................................................Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
15................................................................................Investments of the Variable
                                                                                  Account; Premium Payments
16................................................................................Underwriting and Issuance -
                                                                                  Allocation of Cash Value
17................................................................................Surrendering The Policy for Cash
18................................................................................Reinvestment
19................................................................................Not Applicable
20................................................................................Not Applicable
21................................................................................Policy Loans
22................................................................................Not Applicable
23................................................................................Not Applicable
24................................................................................Not Applicable
25................................................................................Nationwide Life Insurance Company
26................................................................................Not Applicable
27................................................................................Nationwide Life Insurance Company
28................................................................................Company Management
29................................................................................Company Management
30................................................................................Not Applicable
31................................................................................Not Applicable
32................................................................................Not Applicable
33................................................................................Not Applicable
34................................................................................Not Applicable
35................................................................................Nationwide Life Insurance Company
36................................................................................Not Applicable
37................................................................................Not Applicable
38................................................................................Distribution of The Policies
39................................................................................Distribution of The Policies
40................................................................................Not Applicable
41(a).............................................................................Distribution of The Policies
42................................................................................Not Applicable
43................................................................................Not Applicable


                                    2 of 98


N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS

44................................................................................How The Cash Value Varies
45................................................................................Not Applicable
46................................................................................How The Cash Value Varies
47................................................................................Not Applicable
48................................................................................Custodian of Assets
49................................................................................Not Applicable
50................................................................................Not Applicable
51................................................................................Summary of The Policies;
                                                                                  Information About The Policies
52................................................................................Substitution of Securities
53................................................................................Taxation of The Company
54................................................................................Not Applicable
55................................................................................Not Applicable
56................................................................................Not Applicable
57................................................................................Not Applicable
58................................................................................Not Applicable
59................................................................................Financial Statements




                                    3 of 98

                        NATIONWIDE LIFE INSURANCE COMPANY
                                 P.O. Box 182150
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-4

The Life Insurance Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. Nationwide Life Insurance Company guarantees to keep the Policy in force during the Guaranteed Policy Continuation Period provided that minimum premium requirements have been met (See "Grace Period and Guaranteed Policy Continuation Provision"). The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code (the "Code").

The Policy Owner may allocate Net Premiums and Cash Value to one or more of the Sub-Accounts of the Variable Account and the Fixed Account. The assets of each Sub-Account will be used to purchase, at net asset value, shares of a designated Underlying Mutual Fund in the following series of the Underlying Mutual Fund options:



                        AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.,
                 A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
           American Century VP Income & Growth        American Century VP International
                                American Century VP Value
                                       DREYFUS
    The Dreyfus Socially Responsible Growth Fund, Inc.        Dreyfus Stock Index Fund, Inc.
            Dreyfus Variable Investment Fund - Capital Appreciation Portfolio
                   FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
VIP Fund Equity-Income Portfolio: Service Class        VIP Fund Growth Portfolio: Service Class
VIP Fund High Income Portfolio: Service Class        VIP Fund Overseas Portfolio: Service Class
                   FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND II
                      VIP Fund II Contrafund Portfolio: Service Class
                  FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND III
                VIP Fund III Growth Opportunities Portfolio: Service Class
                                   MORGAN STANLEY
          Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio
      Van Kampen American Capital Life Investment Trust - Morgan Stanley Real Estate
                               Securities Portfolio

                         NATIONWIDE SEPARATE ACCOUNT TRUST
                  Capital Appreciation Fund        Government Bond Fund
                       Money Market Fund        Total Return Fund

                               Nationwide Balanced Fund
                            Nationwide Equity Income Fund
                            Nationwide Global Equity Fund
                            Nationwide High Income Bond Fund
                           Nationwide Multi Sector Bond Fund
                        Nationwide Select Advisers Mid Cap Fund
                           Nationwide Small Cap Value Fund

                         Nationwide Small Company Fund

                        Nationwide Strategic Growth Fund
                        Nationwide Strategic Value Fund
                NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST AMT
           AMT Guardian Portfolio        AMT Mid-Cap Growth Portfolio
                             AMT Partners Portfolio
                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                     Oppenheimer Capital Appreciation Fund
                            Oppenheimer Growth Fund
                        Oppenheimer Growth & Income Fund
                       VAN ECK WORLDWIDE INSURANCE TRUST
                        Worldwide Emerging Markets Fund
                           Worldwide Hard Assets Fund
                              WARBURG PINCUS TRUST
        Growth & Income Portfolio        International Equity Portfolio
                         Post-Venture Capital Portfolio


NATIONWIDE LIFE INSURANCE COMPANY (THE "COMPANY") GUARANTEES THAT THE DEATH BENEFIT FOR A POLICY WILL NEVER BE LESS THAN THE SPECIFIED AMOUNT STATED ON THE POLICY DATA PAGES AS LONG AS THE POLICY IS IN FORCE. THERE IS NO GUARANTEED CASH SURRENDER VALUE. IF THE CASH SURRENDER VALUE IS INSUFFICIENT TO COVER THE CHARGES UNDER THE POLICY, THE POLICY WILL LAPSE WITHOUT VALUE SUBJECT TO A GRACE PERIOD, UNLESS THE MINIMUM PREMIUM REQUIREMENTS HAVE BEEN MET (SEE "GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PROVISION"). THIS PROSPECTUS GENERALLY DESCRIBES ONLY THAT PORTION OF THE CASH VALUE ALLOCATED TO THE VARIABLE ACCOUNT. FOR A BRIEF SUMMARY OF THE FIXED ACCOUNT OPTION, SEE "THE FIXED ACCOUNT OPTION."

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.


               THE DATE OF THIS PROSPECTUS IS DECEMBER 16, 1997.

                                 GLOSSARY OF TERMS

ATTAINED AGE-The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT-An accounting unit of measure used to calculate the Cash Value of the Variable Account.

BENEFICIARY-The person to whom the Death Proceeds are paid.

CASH VALUE-The sum of the Policy values in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE-The Policy's Cash Value, less any Indebtedness under the Policy, less Surrender Charge.

CODE-The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

DEATH PROCEEDS-Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force prior to the Maturity Date.

FIXED ACCOUNT-An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT-All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUARANTEED POLICY CONTINUATION PERIOD-The guaranteed period during which a Policy will continue in force and not lapse, and is the lesser of 30 Policy Years or the number of Policy Years until the Insured reaches Attained Age 65; provided that for Policies issued to an Insured age 55 or older, the Guaranteed Period is 10 years.

SEC GUIDELINE LEVEL PREMIUM-The amount of level annual premium calculated in accordance with the provisions of Rule 6(e)(3)(T) under Investment Company Act of 1940. It represents the level annual premiums required to mature the Policy under reasonable mortality and expense charges, and at an annual effective interest rate of 5%.

HOME OFFICE-The main office of the Company located in Columbus, Ohio.

INDEBTEDNESS-Amounts owed the Company as a result of Policy loans including both principal and accrued interest.

INITIAL INVESTMENT DATE- The later of the Policy Date or the date on which the Company receives the Initial Premium at the Home Office.

INITIAL PREMIUM-The Initial Premium is the premium required for coverage to become effective on the Policy Date. It is shown on the Policy Data Page.

INSURED-The person whose life is covered by the Policy, and who is named on the Policy Data Page.

MATURITY DATE-The Policy Anniversary on or next following the Insured's 100th birthday.

MINIMUM MONTHLY PREMIUM-It is used to measure the total amount of premiums that must be paid during the Guaranteed Policy Continuation Period to keep the Policy in force and is shown on the Policy data page.

MINIMUM REQUIRED DEATH BENEFIT-Is the lowest death benefit which will qualify the Policy as life insurance under Section 7702 of the Code.

MINIMUM SPECIFIED AMOUNT-It is shown in the Policy data pages. Changes to the Policy which result in Specified Amount below the Minimum Specified Amount will not be processed.

MONTHLY ANNIVERSARY DAY-The same day as the Policy Date for each succeeding month.

NET AMOUNT AT RISK-The Net Amount At Risk can be determined as of the Monthly Anniversary Day or any other day. The Net Amount At Risk on a Monthly Anniversary Day is the death benefit minus the Cash Value prior to deduction of the base policy cost of insurance charge. On any other day the Net Amount At Risk is the death benefit minus the Cash Value.

NET ASSET VALUE-The worth of one share at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NET PREMIUMS-Net Premiums are equal to the actual premiums minus the percent of premium charge. The percent of premium charges are shown on the Policy Data Page.

POLICY ANNIVERSARY-The same day and month as the Policy Date for succeeding years.

POLICY CHARGES-All deductions made from the premiums and the Policy Cash Value.

POLICY DATE-The date the provisions of the Policy take effect, as shown on the Policy Owner's Policy Data Page.

POLICY LOAN ACCOUNT-The Portion of the Cash Value which results from Policy Indebtedness.

POLICY OWNER-The person designated in the Policy application as the Owner.

POLICY YEAR-Each year commencing with the Policy Date and each Policy Anniversary thereafter.

SCHEDULED PREMIUM-The Scheduled Premium is shown on the Policy Data Page.

SPECIFIED AMOUNT-A dollar amount used to determine the death benefit under a Policy. It is shown on the Policy Data Page.

SUB-ACCOUNT-A part of the Variable Account, the assets of which are invested exclusively in a corresponding Underlying Mutual Fund.

SURRENDER CHARGE-An amount deducted from the Cash Value if the Policy is surrendered or if the Specified Amount is reduced as a result of a request from the Policy Owner.

TARGET PREMIUM-The annual premium at which the sales load is reduced on a current basis.

UNDERLYING MUTUAL FUNDS-The underlying mutual funds which correspond to the Sub-Accounts of the Variable Account.

VALUATION DATE-Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

VALUATION PERIOD-A period commencing with the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT-A separate investment account of Nationwide Life Insurance Company. Nationwide VLI Separate Account-4.

                                                    TABLE OF CONTENTS

GLOSSARY OF TERMS............................................................................................3
SUMMARY OF THE POLICIES......................................................................................8
         Variable Life Insurance.............................................................................8
         The Variable Account and its Sub-Accounts...........................................................8
         The Fixed Account...................................................................................8
         Deductions and Charges..............................................................................8
         Premiums...........................................................................................12
NATIONWIDE LIFE INSURANCE COMPANY...........................................................................12
THE VARIABLE ACCOUNT........................................................................................12
         Investments of the Variable Account................................................................13
         -American Century Variable Portfolios, Inc., a member of the American
         -Century(sm) Family of Investments.................................................................13
         -Dreyfus Stock Index Fund, Inc.....................................................................14
         -The Dreyfus Socially Responsible Growth Fund, Inc.................................................14
         -Dreyfus Variable Investment Fund..................................................................15
         -Fidelity Variable Insurance Products Fund.........................................................15
         -Fidelity Variable Insurance Products Fund II......................................................16
         -Fidelity Variable Insurance Products Fund III.....................................................16
         -Morgan Stanley Universal Funds, Inc...............................................................16
         -Nationwide Separate Account Trust.................................................................16
         -Subadvised Nationwide Funds.......................................................................17
         -Neuberger & Berman Advisers Management Trust......................................................19
         -Oppenheimer Variable Account Funds................................................................20
         -Van Eck Worldwide Insurance Trust.................................................................20
         -Van Kampen American Capital Life Investment Trust.................................................21
         -Warburg Pincus Trust..............................................................................21
         Reinvestment.......................................................................................22
         Transfers..........................................................................................22
         Dollar Cost Averaging..............................................................................23
         Substitution of Securities.........................................................................23
         Voting Rights......................................................................................23
INFORMATION ABOUT THE POLICIES..............................................................................24
         Underwriting and Issuance..........................................................................24
         -Minimum Requirements for Issuance of a Policy.....................................................24
         -Premium Payments..................................................................................24
         Allocation of Net Premium and Cash Value...........................................................25
         Short-Term Right to Cancel Policy..................................................................25
POLICY CHARGES..............................................................................................25
         Deductions from Premiums...........................................................................25
         Surrender Charges..................................................................................25
         -Reductions to Surrender Charges...................................................................27
         Deductions from Cash Value.........................................................................27
         -Monthly Cost of Insurance.........................................................................28
         -Monthly Administrative Charge.....................................................................28
         -Mortality and Expense Risk Charge.................................................................28
         Reduction of Charges...............................................................................29
HOW THE CASH VALUE VARIES...................................................................................29
         How the Investment Experience is Determined........................................................29
         Net Investment Factor..............................................................................29
         Valuation of Assets................................................................................30
         Determining the Cash Value.........................................................................30
         Valuation Periods and Valuation Dates..............................................................30
SURRENDERING THE POLICY FOR CASH............................................................................30
         Right to Surrender.................................................................................30
         Cash Surrender Value...............................................................................30




         Partial Surrenders.................................................................................31
         -Preferred Partial Surrenders......................................................................31
         -Reduction of the Specified Amount.................................................................31
         Maturity Proceeds..................................................................................31
         Income Tax Withholding.............................................................................31
POLICY LOANS................................................................................................31
         Taking a Policy Loan...............................................................................31
         Effect on Investment Performance...................................................................32
         Interest...........................................................................................32
         Effect on Death Benefit and Cash Value.............................................................32
         Repayment..........................................................................................33
HOW THE DEATH BENEFIT VARIES................................................................................33
         Calculation of the Death Benefit...................................................................33
         Proceeds Payable on Death..........................................................................33
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY................................................................33
CHANGES OF INVESTMENT POLICY................................................................................34
GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PROVISION...................................................34
         Grace Period.......................................................................................34
         Guaranteed Policy Continuation Provision...........................................................34
REINSTATEMENT...............................................................................................34
THE FIXED ACCOUNT OPTION....................................................................................35
CHANGES IN EXISTING INSURANCE COVERAGE......................................................................35
         Specified Amount Increases.........................................................................35
         Specified Amount Decreases.........................................................................36
         Changes in the Death Benefit Option................................................................36
OTHER POLICY PROVISIONS.....................................................................................36
         Policy Owner.......................................................................................36
         Beneficiary........................................................................................36
         Assignment.........................................................................................37
         Incontestability...................................................................................37
         Error in Age or Sex................................................................................37
         Suicide............................................................................................37
         Nonparticipating Policies..........................................................................37
         Riders.............................................................................................37
LEGAL CONSIDERATIONS........................................................................................38
DISTRIBUTION OF THE POLICIES................................................................................38
CUSTODIAN OF ASSETS.........................................................................................38
TAX MATTERS.................................................................................................38
         Policy Proceeds....................................................................................38
         -Federal Estate and Generation-Skipping Transfer Taxes.............................................39
         -Non-Resident Aliens...............................................................................40
         Taxation of the Company............................................................................40
         Tax Changes........................................................................................40
THE COMPANY.................................................................................................41
COMPANY MANAGEMENT..........................................................................................41
         Directors of the Company...........................................................................42
         Executive Officers of the Company..................................................................42
OTHER CONTRACTS ISSUED BY THE COMPANY.......................................................................43
STATE REGULATION............................................................................................43
REPORTS TO POLICY OWNERS....................................................................................43
ADVERTISING.................................................................................................43
LEGAL PROCEEDINGS...........................................................................................44
EXPERTS.....................................................................................................44
REGISTRATION STATEMENT......................................................................................44
LEGAL OPINIONS..............................................................................................44
APPENDIX 1..................................................................................................45



APPENDIX 2..................................................................................................47
FINANCIAL STATEMENTS........................................................................................64


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                             SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") provide for life insurance coverage on the Insured. The Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime.

The death benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Variable Account Sub-Accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay the Policy Charges, the Policy will lapse without value. Nationwide Life Insurance Company guarantees to keep the Policy in force during the Guaranteed Policy Continuation Period provided the premium requirements have been met (see "Underwriting and Issuance").

Under certain conditions, a Policy may become a modified endowment contract as a result of a material change or a reduction in benefits as defined by the Internal Revenue Code ("Code"). Excess premiums paid may also cause the Policy to become a modified endowment contract. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when the Policy's non-modified endowment contract status is in jeopardy (see "Tax Matters").

THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS

The Company places the Policy's Net Premiums in the Variable Account or the Fixed Account at the time the Policy is issued. The Policy Owner selects the Sub-Accounts of the Variable Account or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). In such states which require a return of premiums to those Policy Owners exercising their short term right to cancel (see "Short Term Right to Cancel Policy"), the Net Premiums will be allocated to the Nationwide Separate Account Trust Money Market Fund Sub-Account (for any Net Premiums allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Assets of each Sub-Account are invested at net asset value in shares of a corresponding Underlying Mutual Fund (see "Allocation of Net Premium and Cash Value"). For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."

THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 3%.

DEDUCTIONS AND CHARGES

The Company deducts certain charges from the premiums and the Cash Value of the Policy. These charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks. For a discussion of any charges imposed by the Underlying Mutual Fund options, see the prospectuses of the respective Underlying Mutual Funds.

The Company deducts a sales load from each premium payment received which is guaranteed never to exceed 2.5% of such premium payment. On a current basis, the sales load, in all years, is 2.5% of premiums paid up to the Target Premium plus 0.5% of premiums in excess of the Target Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

The Company also deducts a charge for tax expense equal to 3.5%, on both current and guaranteed basis, of all premium payments. This charge reimburses the Company for premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The 3.5% tax expense rate consists of the following components: (1) a state premium tax rate of 2.25%; and (2) a federal tax rate of 1.25%.

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

     -    monthly cost of insurance; plus

     - monthly cost of any additional benefits provided by riders to the Policy; plus

     - an administrative expense charge. This charge is $10 per month in the first year and $5 per month in renewal years. The charge may be increased at the sole discretion of the Company but may not exceed $10 per month in the first year, $7.50 per month in renewal years; plus

     - mortality and expense risk charge. This charge is equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000.

For Policies which are surrendered during the first nine Policy Years, the Company deducts a Surrender Charge. This Surrender Charge is comprised of an underwriting component and a sales component. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The Surrender Charge in renewal years is equal to a percentage of the initial Surrender Charge. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (see Appendix 1 for specific examples).

                                         Initial Specified Amount $50,000-$99,999
        Issue                 Male                Female                Male                Female
         Age              Non-Tobacco          Non-Tobacco            Standard             Standard

         25                  $7.773               $7.518               $8.369               $7.818
         35                   8.817                8.396                9.811                8.889
         45                  12.185               11.390               13.884               12.164
         55                  15.628               13.995               18.410               15.106
         65                  22.274               19.043               26.559               20.607

                                           Initial Specified Amount $100,000 +


        Issue                Male                 Female                Male                Female
         Age              Non-Tobacco          Non-Tobacco            Standard             Standard
         25                  $5.773               $5.518                $6.369               $5.818
         35                   6.817                6.396                 7.811                6.889
         45                   9.685                8.890                11.384                9.664
         55                  13.128               11.495                15.910               12.606
         65                  21.274               18.043                25.559               19.607

Policies that are surrendered during the first nine Policy Years following an increase in the Specified Amount will incur a Surrender Charge associated with the increase. This Surrender Charge is comprised of an underwriting component and a sales component. The maximum initial Surrender Charge associated with the increase is based on the attained age at the time of the increase, the underwriting classification of the increase, sex, and the amount of the increase in Specified Amount. The actual initial Surrender Charge associated with the increase is based upon the maximum initial Surrender Charge associated with the increase and the premium received within one year of the increase in Specified Amount.

Increases that are caused by a change in the death benefit option that preserves the Net Amount At Risk are not subject to a Surrender Charge (for a discussion on death benefit options see "Calculation of the Death Benefit"). The Surrender Charge associated with the increase for Policy Years following the increase is a percentage of the initial Surrender Charge.

The following table illustrates the maximum initial Surrender Charge per $1,000 of Specified Amount increase for Policies increasing coverage on a standard basis.

                 ISSUE                MALE                 FEMALE                MALE                FEMALE
                  AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
                  25                  $3.464               $3.311                $3.821               $3.491
                  35                   4.090                3.837                 4.686                4.133
                  45                   5.811                5.334                 6.830                5.798
                  55                   7.877                6.897                 9.546                7.563
                  65                  12.764               10.826                15.335               11.764

The renewal surrender charge is reduced by any partial surrender charge actually paid on previous decreases in Specified Amount. On any partial surrender after the first Policy Year, a service charge of $25.00 may be deducted from the amount of the partial surrender.

Decreases in Specified Amount, that are not associated with a partial withdrawal or a death benefit option change that preserves the Net Amount At Risk, will incur a proportional Surrender Charge. For a Policy with prior increases in Specified Amounts, these decreases will be made on a LIFO (last in first out) basis and therefore decrease each segment in reverse order of its effective date. For each segment that is reduced by the decrease, a proportional surrender charge will be incurred. The total Surrender Charge for the decrease will be the sum of these proportional surrender charges for the decreases in various segments.

Underlying Mutual Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:


                                                                                1
                                          UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                                              (AFTER EXPENSE REIMBURSEMENT)

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                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -          0.70%                0.00%                0.70%
American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -          1.50%                0.00%                1.50%
American Century VP International
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -          1.00%                0.00%                1.00%
American Century VP Value
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth               0.72%                0.24%                0.96%
Fund, Inc.*
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                        0.25%                0.05%                0.30%
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital            0.75%                0.09%                0.84%
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Equity-Income                     0.51%                0.17%                0.68%
Portfolio:  Service Class***
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Growth Portfolio:                 0.61%                0.18%                0.79%
Service Class***
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - High Income Portfolio:            0.59%                0.22%                0.81%
Service Class***
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Overseas Portfolio:               0.76%                0.27%                1.03 %
Service Class***
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II - Contrafund                     0.61%                0.23%                0.84%
Portfolio:  Service Class***
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund III - Growth Opportunities          0.61%                0.26%                0.87%
Portfolio:  Service Class***
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. -                0.80%                0.50%                1.30%
Emerging Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                        0.65%                0.03%                0.68%
-------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                             0.55%                0.02%                0.57%
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-------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                0.45%                0.02%                0.47%
-------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                               1.00%                0.10%                1.10%
-------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                0.65%                0.03%                0.68%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund**                       0.75%                0.15%                0.90%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund**                  0.80%                0.15%                0.95%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund**                  1.00%                0.20%                1.20%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund**               0.80%                0.15%                0.95%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund**              0.75%                0.15%                0.90%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap               1.05%                0.15%                1.20%
Fund**
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund**                0.97%                0.08%                1.05%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                    1.00%                0.10%                1.10%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund**               0.90%                0.10%                1.00%
-------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                  0.90%                0.10%                1.00%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio**           0.55%                0.45%                1.00%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid-Cap Growth                 0.55%                0.45%                1.00%
Portfolio**
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Portfolio             0.84%                0.11%                0.95%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.72%                0.03%                0.75%
Oppenheimer Capital Appreciation Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.75%                0.04%                0.79%
Oppenheimer Growth Fund*
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.75%                0.25%                1.00%
Oppenheimer Growth & Income Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                   1.00%                0.27%                1.27%
Worldwide Emerging Markets Fund*
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                   1.00%                0.11%                1.11%
Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment           0.80%                0.30%                1.10%
Trust - Morgan Stanley Real Estate
Securities Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income                0.65%                0.35%                1.20%
Portfolio*, **
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity           0.96%                0.40%                1.36%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital           0.62%                0.78%                1.40%
Portfolio*
-------------------------------------------------------------------------------------------------------------

1    The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectuses for each individual Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

*    The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or operating expenses resulting in a reduction of the total expenses.
     Absent any such partial reimbursements, "Management Fees" and "Other Expenses" would have been 0.75% and
     0.24% for the Dreyfus Socially Responsible Growth Fund, Inc.; 0.75% and 0.06% for the Oppenheimer
     Variable Account Funds - Oppenheimer Growth Fund; 0.75% and 0.45% for the Warburg Pincus Trust - Growth &
     Income Portfolio; 1.00% and 0.40% for the Warburg Pincus Trust - International Equity Portfolio; and
     1.25% and 0.82% for the Warburg Pincus Trust - Post-Venture Capital Portfolio.

**   The Advisers have agreed with the Trust to waive management fees or to reimburse expenses incurred by each Fund to the extent necessary to limit the total expense ratio for each Fund a maximum rate calculation of the average net assets of each Fund as follows: NSAT Nationwide Balanced Fund - 0.90%;
     NSAT Nationwide Equity Income Fund - 0.95%; NSAT Nationwide High Income Bond Fund - 0.95%; NSAT
     Nationwide Multi-Sector Bond Fund - 1.20%; NSAT Nationwide Select Advisers Mid Cap Fund - 1.20%; NSAT
     Nationwide Small Cap


     Value Fund - 1.20%; and NSAT Nationwide Strategic Growth Fund - 1.00%. In addition, the Advisers of the following Underlying Mutual Funds have agreed to waive management fees or to reimburse expenses incurred by each Underlying Mutual Fund to the extent necessary to limit the total expense ratio to a maximum rate calculation following maximum of average net assets as follows: Neuberger & Berman AMT-Guardian Portfolio - 1.00%; Neuberger & Berman AMT - Mid-Cap Growth Portfolio - 1.00%; and Warburg Pincus Trust - Growth & Income Portfolio - 1.00%.

*** The "Other Expenses" reflect the payment of 0.10% pursuant to a Rule 12b-1 Plan adopted by the Underlying Mutual Funds.


The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses are more fully described in the prospectuses for each individual Underlying Mutual Fund.

PREMIUMS

The minimum Initial Premium for which a Policy may be issued is equal to three times the initial Minimum Monthly Premium.

For a limited time, the Policy Owner has the right to cancel the Policy and receive an amount specified by the laws of the state in which the policy was issued (see "Short-Term Right to Cancel Policy").

The Initial Premium is due on the Policy Date. It will be credited on the Initial Investment Date. Any due and unpaid monthly deductions will be subtracted from the Cash Value at this time. Insurance will not be effective until the Initial Premium is paid. The Initial Premium is shown on the Policy data page.

Premiums, other than the Initial Premium may be made at any time while the Policy is in force subject to the limits described below. During the Guaranteed Policy Continuation Period, the total premium payments less any Policy Indebtedness, less any partial surrenders, must be greater than or equal to the sum of the Minimum Monthly Premiums in order to guarantee the Policy remain in force. The Minimum Monthly Premiums are shown on the Policy data page.

The Company will send Scheduled Premium payment reminder notices to the Policy Owner according to the premium mode shown on the Policy data page.

The Initial Premium may be paid to the Company at our Home Office or to an authorized agent. All premiums after the first are payable at our Home Office. Premium receipts will be furnished upon request.

Each premium must be at least $50. The Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in any increase in the Net Amount At Risk. Also, we will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify your Policy as a contract for life insurance. Where permitted by state law, we may also require that any existing Policy Indebtedness is repaid prior to accepting any additional premium payments.

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, Scottsdale Indemnity Company and Nationwide General Insurance Company. The Company's Home Office is at One Nationwide Plaza, Columbus, Ohio 43216.

The Company offers a complete line of life insurance and annuities. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (for additional information, see "The Company").

                              THE VARIABLE ACCOUNT

The Variable Account was established by a resolution of the Company's Board of Directors, on December 3, 1987, pursuant to Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216 serves as Trustee for the Trust. Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216 serves as principal underwriter for the Trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").

Net Premium payments and Cash Value are allocated within the Variable Account among one or more Sub-Accounts (see "Tax Matters"). The assets of each Sub-Account are used to purchase shares of the Underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Fund options designated by the Policy Owner.

INVESTMENTS OF THE VARIABLE ACCOUNT

At the time of application, the Policy Owner elects to have the Net Premiums allocated among one or more of the Variable Account Sub-Accounts and the Fixed Account (see "Allocation of Net Premium and Cash Value"). In such states which require a return of premiums to those Policy Owners exercising their short term right to cancel (see "Short Term Right to Cancel Policy"), Net Premiums will be allocated to the Nationwide Separate Account Trust Money Market Fund Sub-Account (for any Net Premiums allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. At the end of this period, the Cash Value in that Sub-Account will be transferred to the Variable Account Sub-Accounts based on the Fund allocation factors. Any subsequent Net Premiums received after this period will be allocated based on the Fund allocation factors.

No less than 5% of Net Premiums may be allocated to any one Sub-Account or the Fixed Account. The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Net Premium and Cash Value" and "Short-Term Right to Cancel Policy").

The Underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds.

Additional Premium payments, upon acceptance, will be allocated to the Nationwide Separate Account Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").

Nationwide Separate Account Trust is a registered investment company which receives investment advice from a registered investment adviser, and is managed by Nationwide Advisory Services, Inc.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. More detailed information may be found in the current prospectus for each Underlying Mutual Fund option. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

         -AMERICAN CENTURY VP INTERNATIONAL

         Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the Fund manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

         -AMERICAN CENTURY VP VALUE

         Investment Objective: Long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate to large market capitalizations that are believed by the Fund manager to be undervalued at the time of purchase.

         -AMERICAN CENTURY VP INCOME & GROWTH

         Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique, known as portfolio optimization, may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc., is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

         Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks, in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. Dreyfus serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. Dreyfus serves as the investment manager.

         -CAPITAL APPRECIATION PORTFOLIO

         Investment Objective: Long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("Fidelity VIP Fund") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of Fidelity VIP Fund are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for Fidelity VIP Fund and its portfolios.

         -VIP FUND EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

         Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         -VIP FUND GROWTH PORTFOLIO:  SERVICE CLASS

         Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes sense for you if can afford to ride out changes in the stock market because the Portfolio invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

         -VIP FUND HIGH INCOME PORTFOLIO:  SERVICE CLASS

         Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

         Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be speculative in nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's Investor Services, Inc. ("Moody's") or C- by Standard & Poor's Corporation ("S&P") which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

         -VIP FUND OVERSEAS PORTFOLIO:  SERVICE CLASS

         Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("Fidelity VIP Fund II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. Fidelity VIP Fund II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of Fidelity VIP Fund II and its portfolios.

         -VIP FUND II CONTRAFUND PORTFOLIO:  SERVICE CLASS

         Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("Fidelity VIP Fund III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. Fidelity VIP Fund III's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. FMR is the manager for Fidelity VIP Fund III and its portfolios.

         -VIP FUND III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

         Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

         -EMERGING MARKETS DEBT PORTFOLIO

         Investment Objective: High total return by investing primarily in dollar-and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified, open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts. The assets of the Trust are managed by Nationwide Advisory Services, Inc., ("NAS") a wholly-owned subsidiary of Nationwide Life Insurance Company.

         -CAPITAL APPRECIATION FUND

         Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which NAS determines have better-than-average potential for sustained capital growth over the long term.

         -GOVERNMENT BOND FUND

         Investment Objective: As high level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the United States government, its agencies or instrumentalities.

         -MONEY MARKET FUND

         Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

         -TOTAL RETURN FUND

         Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.


                           SUBADVISED NATIONWIDE FUNDS

         -NATIONWIDE BALANCED FUND

         Subadviser:  Salomon Brothers Asset Management, Inc.

         Investment Objective: Primarily seeks above average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities; but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

         -NATIONWIDE EQUITY INCOME FUND

         Subadviser:  Federated Investment Counseling

         Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

         -NATIONWIDE GLOBAL EQUITY FUND

         Subadviser:  J. P. Morgan Investment Management Inc.

         Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

         -NATIONWIDE HIGH INCOME BOND FUND

         Subadviser:  Federated Investment Counseling

         Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by S & P or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

         -NATIONWIDE MULTI SECTOR BOND FUND

         Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited

         Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc., broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset management Limited, pursuant to which the Subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

         -NATIONWIDE SELECT ADVISERS MID CAP FUND

         Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates

         Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion); under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

         -NATIONWIDE SMALL CAP VALUE FUND

         Subadviser:  The Dreyfus Corporation

         Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by Dreyfus, the Fund's subadviser.

         -NATIONWIDE SMALL COMPANY FUND

         Subadvisers: Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

         Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

         -NATIONWIDE STRATEGIC GROWTH FUND

         Subadviser:  Strong Capital Management Inc.

         Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

         -NATIONWIDE STRATEGIC VALUE FUND

         Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.

         Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust ("N & B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N & B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Portfolios of N & B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N & B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.)The investment advisor is N & B Management.

         -AMT GUARDIAN PORTFOLIO

         Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N & B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

         -AMT MID-CAP GROWTH PORTFOLIO

         Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that N & B Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N & B Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

         -AMT PARTNERS PORTFOLIO

         Investment Objective: Capital growth by investing in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

         -OPPENHEIMER CAPITAL APPRECIATION FUND

         Investment Objective: Capital appreciation by investing in "growth-type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets, and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

         -OPPENHEIMER GROWTH & INCOME FUND

         Investment Objective: High total return, which includes growth in the value of its shares as well as current income from equity and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation interests, asset backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

         -OPPENHEIMER GROWTH FUND

         Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment advisor and manager is Van Eck Associates Corporation.

         -WORLDWIDE EMERGING MARKETS FUND

         Investment Objective: Long-term capital appreciation by investing in equity securities in emerging markets around the world. The Fund emphasizes primarily investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment advisor to this Fund.

         -WORLDWIDE HARD ASSETS FUND

         Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

The Van Kampen American Capital Life Investment Trust is an open-end, diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the investment adviser.

         -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits, from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end, management investment company organized in March 1995 as a business trust under the laws of the Commonwealth of Massachusetts. It offers shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg")

         -GROWTH & INCOME PORTFOLIO

         Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its assets in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/earnings ratio, price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

         -INTERNATIONAL EQUITY PORTFOLIO

         Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interest outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

         -POST-VENTURE CAPITAL PORTFOLIO

         Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.


REINVESTMENT

The Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").

TRANSFERS


The Policy Owner may transfer amounts between the Fixed Account and the Sub-Accounts, without penalty or adjustment, subject to the following requirements. During any Policy Year, the Company reserves the right to restrict such transfers between the Fixed Account and the Sub-Accounts to one transfer per Policy Year.


The Company reserves the right to restrict the amount transferred from the Fixed Account to 20% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous Policy Year. Transfers out of the Fixed Account effected by dollar cost averaging are not subject to this restriction (see "Dollar Cost Averaging").

Transfers made to the Fixed Account may not be made either: (a) prior to the first Policy Anniversary; or (b) within 12 months subsequent to a prior transfer. The Company reserves the right to restrict the amount transferred to the Fixed Account to 20% of that portion of Cash Value attributable to the Sub-Accounts as of the close of business of the prior Valuation Period. The Company further reserves the right to refuse a transfer to the Fixed Account, in the event the Cash Value attributable to the Fixed Account should be greater than or equal to 30% of the Cash Value.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. In states allowing telephone transfers, and if the Owner so elects, the Company will also permit the Policy Owner to utilize the Telephone Exchange Privilege for exchanging amounts among Sub-Account options. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may determine to withdraw the Telephone Exchange Privilege, upon 30 days written notice to Policy Owners.

Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts (the Underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or (2) the transfer or exchange instructions of individual policy owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.

DOLLAR COST AVERAGING

The Policy Owner may direct the Company to automatically transfer from the Money Market Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Policy Owner to utilize dollar cost averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that dollar cost averaging, will result in a profit or protect against loss in a declining market. To qualify for dollar cost averaging, there must be a minimum total Cash Value, less Policy Indebtedness, of $15,000. Transfers for purposes of dollar cost averaging can only be made from the Money Market Sub-Account or the Fixed Account. The minimum monthly dollar cost averaging transfer is $100. In addition, dollar cost averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the dollar cost averaging program is requested. Transfers out of the Fixed Account, other than for dollar cost averaging, may be subject to certain additional restrictions (see "Transfers" above). A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account or the Fixed Account is completely depleted or the Policy Owner instructs the Company in writing to cancel the transfers.


The Company reserves the right to discontinue offering dollar cost averaging upon 30 days written notice to Policy Owners however, any such discontinuation would not affect dollar cost averaging programs already commenced. The Company currently does not assess a processing fee for this service, however, it reserves the right to do so in the future.


SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such Underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by Net Premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

VOTING RIGHTS

Voting rights under the Policies apply only with respect to Cash Value allocated to the Sub-Accounts of the Variable Account.

In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the Underlying Mutual Funds in accordance with instructions received from Policy Owners. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner shall have the voting interest under a Policy. The number of shares in each Sub-Account for which the Policy Owner may give voting instructions is determined by dividing any portion of the Policy's Cash Value derived from participation in that Underlying Mutual Fund by the Net Asset Value of one share of that Underlying Mutual Fund.


The number of shares which a person has a right to vote will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the Underlying Mutual Fund. Voting instructions will be solicited by written communication prior to such meeting.

The Company will vote Underlying Mutual Fund shares in accordance with instructions received from the Policy Owners. Underlying Mutual Fund shares held by the Company or by the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Each person having a voting interest in the Variable Account will receive periodic reports relating to investments of the Variable Account, the Underlying Mutual Funds' proxy material and a form with which to give such voting instructions.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy


The policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. At issue, the Policy Owner selects the initial Specified Amount and premium. The minimum Specified Amount is $50,000 ($100,000 in Pennsylvania and New Jersey) for non-preferred policies and $100,000 for preferred policies. Policies may be issued to Insureds who are 80 or younger at the time of issue. Before issuing any Policy, the Company requires satisfactory evidence of insurability which may include a medical examination.


-Premium Payments


The Initial Premium for a policy is payable in full at the Company's Home Office or to an authorized agent. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of Initial Premium, and delivery of the policy while the Insured is still living.

Premiums, other than the Initial Premium, may be made at any time while the policy is in force subject to the limits described below. During the Guaranteed Policy Continuation Period, the total premium payments less any Policy Indebtedness and less any partial surrenders must be greater than or equal to the sum of the Minimum Monthly Premiums in order to guarantee the Policy remain in force. The Minimum Monthly Premium is shown in the Policy data page.


Each premium payment must be at least $50. Additional premium payments may be made at any time while the Policy is in force. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the Net Amount At Risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. The Company may also require that any existing Policy Indebtedness is repaid prior to accepting any additional premium payments. Additional premium payments or other changes to the contract, may jeopardize the Policy's non-modified endowment status. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when non-modified endowment contract status is in jeopardy (see "Tax Matters").

ALLOCATION OF NET PREMIUM AND CASH VALUE

The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future Net Premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. At the time a Policy is issued, its Cash Value will be determined as if the Policy had been issued and the Initial Net Premium is invested on the date such premium was received in good order by the Company.

In such states which require a return of premiums to those Policy Owners exercising their short term right to cancel (see "Short Term Right to Cancel Policy"), the Net Premiums will be allocated to the Nationwide Separate Account Trust Money Market Fund Sub-Account (for any Net Premiums allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Net Premiums not designated for the Fixed Account will be placed in the Nationwide Separate Account Trust Money Market Sub-Account. At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective Sub-Account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").

SHORT-TERM RIGHT TO CANCEL POLICY

A Policy may be returned for cancellation within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or to the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the amount prescribed by the state in which the Policy was issued within seven days after it receives the Policy. The amount of the refund will be either the Premiums paid or the Cash Value less Indebtedness.
The scope of this right varies by state.

                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

The Company deducts a sales load from each premium payment received which is guaranteed never to exceed 2.5% of such premium payment. On a current basis, the sales load in all Policy Years is 2.5% of premium paid up to the Target Premium plus 0.5% of premiums in excess of the Target Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

The Company also deducts from premium payments a tax expense charge of 3.5%, on both current and guaranteed basis, of all premium payments. This charge reimburses the Company for premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The 3.5% tax expense rate consists of the following components: (1) a state premium tax rate of 2.25%; and (2) a federal tax rate of 1.25%.

The Company expects to pay an average state premium tax rate of approximately 2.25% of premiums for all states, although such tax rates range by state from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, the Company deducts a charge for state premium taxes equal to 2.25% of all premium payments received. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The 1.25% federal tax component is designed to reimburse the Company for expenses incurred from federal taxes imposed under Section 848 of the Code. The Company does not expect to make a profit from this charge.

SURRENDER CHARGES

The Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered during the first nine Policy Years. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (see Appendix 1 for specific examples).

                                         Initial Specified Amount $50,000-$99,999

      Issue                Male                    Female                   Male                   Female
       Age              Non-Tobacco             Non-Tobacco               Standard                Standard

       25                $7.773                  $7.518                   $8.369                  $7.818
       35                 8.817                   8.396                    9.811                   8.889
       45                12.185                  11.390                   13.884                  12.164
       55                15.628                  13.995                   18.410                  15.106
       65                22.274                  19.043                   26.559                  20.607



                                            Initial Specified Amount $100,000+

      Issue                Male                    Female                   Male                   Female
       Age              Non-Tobacco             Non-Tobacco               Standard                Standard

       25                $5.773                  $5.518                   $6.369                  $5.818
       35                 6.817                   6.396                    7.811                   6.889
       45                 9.685                   8.890                   11.384                   9.664
       55                13.128                  11.495                   15.910                  12.606
       65                21.274                  18.043                   25.559                  19.607

The Surrender Charge is comprised of two components: an underwriting component and sales component. The underwriting component varies by issue age in the following manner:

                                       Charge per $1,000 of
                                     Initial Specified Amount

                    Issue            Specified Amounts           Specified Amounts
                     Age            less than $100,000           $100,000 or more
                     0-35                  $6.00                        $4.00
                    36-55                   7.50                         5.00
                    56-80                   7.50                         6.50



The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's underwriting class, and establishing policy records. The Company does not expect to profit from the underwriting component. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Deductions from the Cash Value"). Additional premiums and/or income earned on assets in the Variable Account have no effect on these charges. The remainder of the Surrender Charge which is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26-1/2% of the lesser of the SEC Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse the Company for some of the expenses incurred in the distribution of the Policies. The Company also deducts 3.5% of each premium for sales load (see "Deductions from Premiums").


Policies that are surrendered during the first nine Policy Years following an increase in the Specified Amount will incur a Surrender Charge associated with the increase. This Surrender Charge is comprised of an underwriting component and sales component. The maximum initial Surrender Charge associated with the increase is based on the attained age at the time of the increase, the underwriting classification of the increase, sex, and the amount of the increase in Specified Amount. The actual initial Surrender Charge associated with the increase is based upon the maximum initial Surrender Charge and the premium received within one year of the increase in Specified Amount.

Increases that are caused by a change in death benefit option (see "Changes in the Death Benefit Option") that preserve the Net Amount At Risk are not subject to a Surrender Charge. The Surrender Charge associated with the increase for Policy Years following the increase is a percentage of the initial Surrender Charge.


The following table illustrates the maximum initial Surrender Charge per $1,000 of Specified Amount increase for Policies increasing coverage on a standard basis.


                 Issue                Male                 Female                Male                Female
                  Age              Non-Tobacco          Non-Tobacco            Standard             Standard
                  25                  $3.464               $3.311                $3.821               $3.491
                  35                   4.090                3.837                 4.686                4.133
                  45                   5.811                5.334                 6.830                5.798
                  55                   7.877                6.897                 9.546                7.563
                  65                  12.764               10.826                15.335               11.764



-Reductions to Surrender Charges

The Surrender Charges are reduced in subsequent Policy Years in the following manner:

                      Surrender Charge                          Surrender Charge
    Completed        as a % of Initial        Completed        as a % of Initial
  Policy Years       Surrender Charges       Policy Years      Surrender Charges
        0                    100%                  5                   60%
        1                    100%                  6                   50%
        2                     90%                  7                   40%
        3                     80%                  8                   30%
        4                     70%                  9+                   0%

The renewal surrender charge is reduced by any partial surrender charge actually paid on previous decreases in Specified Amount.

For the Initial Specified Amount, a completed Policy Year (in the chart above) is measured from the Issue Date. For any increase in Specified Amount, a completed Policy Year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum Surrender Charges apply in Pennsylvania (see Appendix
1).

Decreases in Specified Amount requested by a Policy Owner will incur a proportional Surrender Charge. This proportion is equal to the decrease in Specified Amount divided by the Specified Amount prior to the decrease. In the case of a Policy with prior increases, these fractional surrender charges will be calculated separately for the Initial Specified Amount and each increase in Specified Amount. For a Policy with prior increases in Specified Amounts, these decreases will be made on a LIFO (last in first out) basis and therefore decrease each segment in reverse order of its effective date.

Decreases in Specified Amount resulting from a partial surrender or a death benefit option change that preserves the Net Amount Risk will not incur a proportional Surrender Charge.

DEDUCTIONS FROM CASH VALUE

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

     -    monthly cost of insurance charges; plus

     -    monthly cost of any additional benefits provided by riders;
          plus

     -    monthly administrative expense charge; plus

     -    mortality and expense risk charge.

These deductions will be charged proportionately to the Cash Value in each Variable Account Sub-Account and the Fixed Account.

-Monthly Cost of Insurance

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the Net Amount At Risk.

If death benefit Option 1 or Option 3 is in effect and there have been increases in the Specified Amount, then the Cash Value shall first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it shall then be considered a part of the additional increases in Specified Amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the Policy. Guaranteed cost of insurance rates for Policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for Policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for Policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For group or sponsored arrangements (including employees of the Company and their family members) and for special exchange programs which the Company may make available from time to time, the mortality tables are unisex.

For Policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For Policies issued in the state of Montana, the mortality tables are unisex.

The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "Non Medical" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a Non Medical basis, actual rates will be higher than the current cost of insurance rates being charged under Policies that are medically underwritten.

-Monthly Administrative Charge

The Company deducts a monthly Administrative Expense Charge to reimburse it for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for certain actual administrative expenses. The Company does not expect to recover from this charge any amount in excess of aggregate maintenance expenses. Currently, this charge is $10 per month in the first year, $5 per month in renewal years. The Company may at its sole discretion increase this charge. However, the Company guarantees that this charge will never exceed $10 per month in the first year and $7.50 per month in renewal years.

-Mortality and Expense Risk Charge

The Company assumes certain risks for guaranteeing the mortality and expense charges. The mortality risks assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered in the early Policy Years.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts on a monthly basis from the Cash Value attributable to the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.60% of the first $25,000 of Cash Value attributable to the Variable Account, 0.30% of the next $225,000 of Cash Value attributable to the Variable Account, and 0.10% of Cash Value attributable to the Variable Account in excess of $250,000. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from this charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are born by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Surrender Charges").

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts of the Variable Account (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

REDUCTION OF CHARGES

The Policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including employees of the Company and their family members) and for special exchange programs which the Company may make available from time to time, the Company reserves the right to reduce or eliminate the sales load, mortality and expense risk charges, surrender charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

Eligibility for and the amount of these reductions will be determined by a number of factors, including the number of Insureds, the total premium expected to be paid, total assets under management for the Policy Owner, the nature of the relationship among individual Insureds, the purpose for which the Policies are being purchased, the expected persistency of individual Policies, and any other circumstances which, in the opinion of the Company is rationally related to the expected reduction in expenses. The extent and nature of reductions may change from time to time. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to Policy Owners.

                       HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any Net Premium applied since the previous Valuation Date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in Specified Amount, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each Sub-Account is converted to Accumulation Units of that Sub-Account. The conversion is accomplished by dividing the amount of Cash Value allocated to a Sub-Account by the value of an Accumulation Unit for the Sub-Account of the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) where:

(a)    is the net of:


       (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or income distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net of the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period (see "Taxation of the Company").


For Underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.


The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. Currently, the Company does not maintain a tax reserve with respect to the Policies since income with respect to the Underlying Mutual Funds is not taxable to the Company or the Variable Account. The Company reserves the right to adjust the calculation of the Net Investment Factor to reflect a tax reserve should such income of other items become taxable to the Company. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of any charge or credit for tax reserves.


VALUATION OF ASSETS


Underlying Mutual Fund shares in the Variable Account will be valued at their Net Asset Value.


DETERMINING THE CASH VALUE

The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account and the Policy Loan Account is the Cash Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. (For a description of the annual effective credited rates, see "The Fixed Account Option" and "Policy Loans.") Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION PERIODS AND VALUATION DATES

A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

                   SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, the Company may require the signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender and the Policy, minus any charges, Indebtedness or other deductions due on that date, which may also include a Surrender Charge.

PARTIAL SURRENDERS

After the Policy has been in force for one year, the Policy Owner may request a partial surrender. When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Further, the Specified Amount will be reduced by the amount necessary to prevent any increase to the Net Amount At Risk, unless the partial surrender is treated as a preferred partial surrender. Partial surrenders will be permitted only if they satisfy the following requirements:

     1.   The minimum partial surrender is $200;

     2. The partial surrender may not reduce the Specified Amount below the Minimum Specified Amount;

     3. During the first ten Policy Years, the maximum amount of a partial surrender cannot exceed 10% of Cash Surrender Value as of the beginning of the Policy Year;

     4. After the completion of ten Policy Years, the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

     5. After the partial surrender, the Policy continues to qualify as life insurance.

-Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met: (1) such surrender occurs before the 15th Policy Anniversary; and (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same Policy Year does not exceed 10% of the Cash Surrender Value as of the beginning of the Policy Year.

-Reduction of the Specified Amount

When a partial surrender is made, in addition to the Cash Value being reduced by the amount of the partial surrender, the Specified Amount may also be reduced, except for a preferred partial surrender. The reduction to the Specified Amount will be made in the following order: (1) against the most recent increase in the Specified Amount; (2) against the next most recent increases in the Specified Amount in succession; and (3) against the Specified Amount under the original application.

The Company reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25.00. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 100th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any Indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.


In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided, (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value exceeds the employer's interest in the policy. Participants should consult with the sponsor or the administrator of the Plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.


                             POLICY LOANS

TAKING A POLICY LOAN

The Policy Owner may take a Policy loan at any time using the Policy as security. Maximum Policy Indebtedness is limited to Cash Value attributable to both Fixed and Policy Loan Accounts, and 90% of the Cash Value of the Variable Account, less any Surrender Charges The Company will not grant a loan for an amount less than $200. Should the Death Proceeds become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy Indebtedness will be deducted from the death benefit, Cash Surrender Value or the maturity proceeds, respectively.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges; or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

A Policy Owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the Policy from lapsing. The amount of such payments necessary to prevent the Policy from lapsing would increase with age (see "Tax Matters").

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one Sub-Account, withdrawals from Sub-Accounts will be made in proportion to the assets in each Variable Sub-Account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Variable Sub-Accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate charged on Policy Loans is 3.9%.

On a current basis, the Cash Value in the Policy Loan Account is credited with an annual effective rate of 3% during Policy Years 1 through 10 and an annual effective rate of 3.9% during the 11th and subsequent Policy Years. The Company may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during Policy Years 1 through 10 and 3.65% during the 11th and subsequent Policy Years. In the event that it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, the Company retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which the Company considers to be more likely to result in the transaction being treated as a loan under Federal tax law.

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer. The earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the Fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each Policy Year or at the time of loan repayment. Unpaid interest will be added to the existing Policy Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness.

Whenever the total Policy Indebtedness exceeds the Cash Value less any Surrender Charges, and if the Guaranteed Policy Continuation Period is not in effect, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total Policy Indebtedness to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the Indebtedness may be repaid at any time while the Policy is in force during the Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Variable Sub-Accounts and the Fixed Account in proportion to the Policy Owner's Underlying Mutual Fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

CALCULATION OF THE DEATH BENEFIT

At issue, the Policy Owner selects the Specified Amount and the death benefit option. At issue, the Policy Owner also irrevocably elects either of the following tests qualifying the Policy as life insurance under Section 7702 of the Code: 1.) Guideline Premium/Cash Value Corridor Test or 2.) the Cash Value Accumulation Test.

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of three death benefit options.

Under OPTION 1, the death benefit will be the greater of the Specified Amount or Minimum Required Death Benefit. Under OPTION 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

Under OPTION 2, the death benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or Minimum Required Death Benefit and will vary directly with the investment performance.

Under OPTION 3, the death benefit is the greater of: the Minimum Required Death Benefit or the sum of the Specified Amount on the date of death and accumulated premium account which consists of all premium payments accumulated to date of death less partial surrenders accumulated to date of death. The accumulated premium account will accumulate to the date of death all premium payments less any partial surrenders. The accumulations will be calculated based on the OPTION 3 interest rate shown on the Policy data page. In no event will the accumulated premium account be less than zero or greater than the maximum accumulated premium account shown on the Policy data page. Once elected, OPTION 3 is irrevocable.

For any death benefit option, the calculation of the Minimum Required Death Benefit is shown on the Policy Data Page. The Minimum Required Death Benefit is the lowest death benefit which will qualify the Policy as life insurance under
Section 7702 of the Code. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Code where the Policy Owner has selected Guideline Premium/Cash Value Corridor Test.

PROCEEDS PAYABLE ON DEATH

The actual Death Proceeds payable on the Insured's death will be the death benefit as described above, less any Policy Indebtedness and less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The Policy Owner and Beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new policy will have the same Policy Date and issue age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any Indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable General Account life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.


The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of such conversion.


            GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PROVISION

GRACE PERIOD


If the Cash Surrender Value on a Monthly Anniversary Day is not sufficient to cover the current monthly deduction, and the Guaranteed Policy Continuation Provision is not in effect, a grace period will be allowed for the payment of a premium of at least four times the current monthly deduction. The Company will send the Policy Owner a notice at the start of the grace period, at the address in the application or another address specified by the Policy Owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by the Company by the end of the grace period, the policy will lapse without value. If Death Proceeds become payable during the grace period, the Company will pay the Death Proceeds.


GUARANTEED POLICY CONTINUATION PROVISION


This policy will not lapse during the Guaranteed Policy Continuation Period provided that on each Monthly Anniversary Day (1) is greater than or equal to
(2) where:

     (1) is the sum of all premiums paid to date minus any Indebtedness, and minus any partial surrenders; and

     (2) is the sum of Minimum Monthly Premiums required since the Policy Date including the Minimum Monthly Premium for the current Monthly Anniversary Day.

The Guaranteed Policy Continuation Period is the lesser of 30 Policy Years or the number of Policy Years until the Insured reaches Attained Age 65. For policies issued to ages greater than 55, the Guaranteed Policy Continuation Period is 10 Policy Years.


                                 REINSTATEMENT


If the grace period ends and the Policy Owner has neither paid the required premium nor surrendered the policy for its Cash Surrender Value, the Policy Owner may reinstate the policy by:


     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the Maturity Date;

     2.   providing evidence of insurability satisfactory to the Company;

     3. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any Indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If your policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:


     1.   the Cash Value at the end of the grace period; or


     2. the Surrender Charge for the Policy Year in which the policy was reinstated.


Unless the Policy Owner has provided otherwise, all amounts will be allocated based on the Underlying Mutual Fund allocation factors in effect at the start of the grace period.

                            THE FIXED ACCOUNT OPTION

Under exemptive and exclusionary provisions, interests in the Company's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein is subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

As explained earlier, a Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the Company's General Account. The Company's General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 3%. Upon request the Company will inform the Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE


The Policy Owner may request certain changes in the insurance coverage under the policy. Any request must be in writing and received at the Company's Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the policy in force for at least 3 months.


SPECIFIED AMOUNT INCREASES

After the first Policy Year, the Policy Owner may request an increase to the Specified Amount. Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;


     4. the Cash Surrender Value is sufficient to continue the policy in force for at least 3 months; and


     5.   age limits are the same as for a new issue.

Any approved increase will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the supplemental application. The Company reserves the right to limit the number of Specified Amount increases to one each Policy Year.

SPECIFIED AMOUNT DECREASES

After the first Policy Year, the Policy Owner may also request a decrease to the Specified Amount. Any approved decrease will be effective on the Monthly Anniversary Day on or next following the date the Company receives the request. Any such decrease shall reduce insurance in the following order:

     1.   against insurance provided by the most recent increase;

     2.   against the next most recent increases successively; and

     3.   against insurance provided under the original application.

The Company reserves the right to limit the number of Specified Amount decreases to one each Policy Year. The Company will refuse a request for a decrease which would:

     1.   reduce the Specified Amount to less than the Minimum Specified Amount;
          or


     2.   disqualify the policy as a contract for life insurance.


CHANGES IN THE DEATH BENEFIT OPTION


After the first Policy Year, the Policy Owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable. Accordingly, such changes to or from Option 3 are not permitted. Only one change of death benefit option is permitted per Policy Year. The effective date of such change will be the Monthly Anniversary Day following the date such change is approved by the Company.

In order for any such change in the death benefit option to become effective, the Cash Surrender Value, after such change, must be sufficient to keep the policy in force for at least three months subsequent to said change.


The Company will adjust the Specified Amount such that the Net Amount At Risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Code where the Policy Owner has selected Guideline Premium/Cash Value Corridor Test.

                             OTHER POLICY PROVISIONS

POLICY OWNER


While the Insured is living, all rights in this policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured and names no contingent Policy Owner, and dies before the Insured, the Policy Owner's rights in this policy belong to the Policy Owner's estate.


BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insureds, the Death Proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

ASSIGNMENT


While the Insured is living, the Policy Owner may assign his or her rights in the policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. Any assignment will not affect any payments made or actions taken by the Company before it was recorded. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment. The assignment will be subject to any Indebtedness owed to the Company before it was recorded.


INCONTESTABILITY


The Company will not contest payment of the Death Proceeds based on the initial Specified Amount after the policy has been in force during the Insured's lifetime for 2 years from the Policy Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the Death Proceeds based on such an increase after it has been in force during the Insured's lifetime for 2 years from its effective date.


ERROR IN AGE OR SEX

If the age or sex of the Insured has been misstated, the death benefit and Cash Value will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

     (1)  is the Net Amount At Risk at the time of the Insured's death;

     (2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death; and

     (3)  is the Cash Value at the time of the Insured's death.

The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the Policy Date.

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, the Company will pay no more than the sum of the premiums paid, less any Indebtedness and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES


These are nonparticipating policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.


RIDERS


A rider may be added as an addition to the policy. Riders currently include:


         1.  Maturity Extension Endorsement;
         2.  Spouse Rider;
         3.  Child Rider;
         4.  Waiver of Monthly Deductions Rider;
         5.  Accidental Death Benefit Rider;
         6.  Additional Protection Rider;
         7.  Accelerated Death Benefit Rider;
         8.  Change of Insured Rider; and

Rider availability varies by state.

                              LEGAL CONSIDERATIONS


On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.


                          DISTRIBUTION OF THE POLICIES


The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc. NAS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.


NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II and Nationwide Asset Allocation Trust, which are open-end management investment companies.


Gross first year commissions plus any expense allowance payments paid by the Company on the sale of these policies provided by the General Distributor will not exceed 90% of the Target Premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by the Company will not exceed 4% of actual premium payment, and will not exceed 2% in Policy Years 11 and thereafter.


                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS


Section 7702 of the Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Code.

Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill or chronically ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the Policy Owner as defined in the Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to
Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code.


In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.


Representatives of the Internal Revenue Service have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.


The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.


A total surrender or cancellation of the policy by lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.


- Federal Estate and Generation-Skipping Transfer Taxes

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, an estate of less than $600,000 (inclusive of certain predeath gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the Insured dies, the death benefit will generally be included in the Insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the Policy Owner, such as the right to borrow on the policy, or the right to name a new Beneficiary.

If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.


Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the Death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the Internal Revenue Service as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with counsel and other competent advisors regarding these taxes.

- Non-Resident Aliens

Distributions to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. The Company is required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.


A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if not taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.


TAXATION OF THE COMPANY


The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.


The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice.


In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the Policy Owner, Insured, or Beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the Death Benefit, or other Distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.


THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE POLICIES. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                   THE COMPANY

The life insurance business, including annuities, is the only business in which the Company is engaged.


The Company markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.


The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account, Nationwide DC Variable Account and the Nationwide DCVA-II, each of which is a registered investment company, and each of which is a separate investment account of the Company.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Indemnity Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise.

The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Financial Services, Inc. is the sole shareholder of Nationwide Life.

DIRECTORS OF THE COMPANY

                                        Director
                    Name                  Since   Principal Occupation
      Lewis J. Alphin                     1993    Farm Owner and Operator (1)
      Keith W. Eckel                      1996    Partner, Fred W. Eckel Sons; President, Eckel Farms, Inc. (1)
      Willard J. Engel                    1994    General Manager Lyon County Co-Operative Oil Company (1)
      Fred C. Finney                      1992    Owner and Operator, Moreland Fruit Farm; Operator, Melrose Orchard
                                                  (1)
      Charles L. Fuellgraf, Jr. *+        1969    Chief Executive Officer, Fuellgraf Electric Company. (1)
      Joseph J. Gasper *+                 1996    President and Chief Operating Officer, Nationwide Life Insurance
                                                  Company and Nationwide Life and Annuity Insurance Company. (2)
      Henry S. Holloway *+                1986    Farm Owner and Operator (1)
      Dimon Richard McFerson *+           1988    Chairman and Chief Executive Officer, Nationwide Insurance
                                                  Enterprise (2)
      David O. Miller *+                  1985    President, Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
      C. Ray Noecker                      1994    Owner and Operator, Noecker Farms (1)
      James F. Patterson +                1989    Vice President, Pattersons, Inc. ;  President, Patterson Farms,
                                                  Inc. (1)
      Arden L. Shisler *+                 1984    President and Chief Executive Officer, K&B Transport, Inc. (1)
      Robert L. Stewart                   1989    Owner and Operator, Sunnydale Farms and Mining (1)
      Nancy C. Thomas *                   1986    Farm Owner and Operator. (1)
      Harold W. Weihl                     1990    Farm Owner and Operator, Weihl Farms (1)

      *Member, Executive Committee                +Member, Investment Committee

1)    Principal occupation for last five years.
2) Prior to assuming this current position, Messrs. McFerson and Gasper held other executive management positions with the companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. Holloway, McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Mr. McFerson is trustee of Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II and Nationwide Asset Allocation Trust, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF THE COMPANY

NAME                                         OFFICE HELD

Dimon Richard McFerson                       Chairman and Chief Executive Officer-Nationwide Insurance Enterprise

Joseph J. Gasper                             President and Chief Operating Officer

Gordon E. McCutchan                          Executive Vice President, Law and Corporate Services and Secretary

Robert A. Oakley                             Executive Vice President-Chief Financial Officer


Robert J. Woodward, Jr.                      Executive Vice President-Chief Investment Officer

Susan A. Wolken                              Senior Vice President - Life Company Operations

W. Sidney Druen                              Senior Vice President and General Counsel and Assistant Secretary

Harvey S. Galloway, Jr.                      Senior Vice President and Chief Actuary

Richard A. Karas                             Senior Vice President - Sales and Financial Services

Mark R. Thresher                             Vice President - Controller

Duane M. Campbell                            Vice President - Treasurer

Mr. Gasper is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Thresher, who joined the Registrant in 1996. From 1988-1996, Mr. Thresher served as a partner in the accounting firm KPMG Peat Marwick LLP and lead partner for Nationwide Insurance Enterprise from 1993-1996.

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, Cash Surrender Value, premiums paid, monthly charges deducted since the last report, and the amounts invested in the Fixed Account, each Sub-Account, and any Policy Indebtedness.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in death benefit option, changes in future premium allocation, transfers among Sub-Accounts, premium payments, loans, loan repayments, reinstatement and termination.

                                   ADVERTISING

The Company is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS

From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.



In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend this case vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.


The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any material litigation of any nature.

                                     EXPERTS

The financial statements have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT


A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43216. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                                 ILLUSTRATION OF
                                SURRENDER CHARGES


Example 1: A female non-tobacco, age 45, purchases a policy with a Specified Amount of $50,000 and a Scheduled Premium of $750. She now wishes to surrender the policy during the first Policy Year. By using the initial surrender charge table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand multiplied by the Specified Amount expressed in thousands equals the total surrender charge of $569.50 ($11.390 x 50=569.50).

Example 2: A male non-tobacco, age 35, purchases a policy with a Specified Amount of $100,000 and a Scheduled Premium of $1100. He now wants to surrender the policy in the sixth Policy Year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1000 6.817 x 100=681.70 maximum initial surrender charge.) Because the fifth Policy Year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges".) In this case, $681.70 x 60%=$409.02.



Maximum Surrender Charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis.

                    Initial Specified Amount $50,000-$99,999

----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $7.773               $7.518               $8.369               $7.818
----------------------------------------------------------------------------------------------------------
         35                   8.817                8.396                9.811                8.889
----------------------------------------------------------------------------------------------------------
         45                  12.185               11.390               13.884               12.164
----------------------------------------------------------------------------------------------------------
         55                  15.628               13.995               18.410               15.106
----------------------------------------------------------------------------------------------------------
         65                  22.274               19.043               26.559               20.607
----------------------------------------------------------------------------------------------------------

                       Initial Specified Amount $100,000+

----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $5.773               $5.518               $6.369               $5.818
----------------------------------------------------------------------------------------------------------
         35                   6.817                6.396                7.811                6.889
----------------------------------------------------------------------------------------------------------
         45                   9.685                8.890               11.384                9.664
----------------------------------------------------------------------------------------------------------
         55                  13.128               11.495               15.910               12.606
----------------------------------------------------------------------------------------------------------
         65                  21.274               18.043               25.559               19.607
----------------------------------------------------------------------------------------------------------

                        Reductions to Surrender Charges.

-----------------------------------------------------------------------------------------------
                          SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED           AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
    POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
-----------------------------------------------------------------------------------------------
          0                       100%                   5                        60%
-----------------------------------------------------------------------------------------------
          1                       100%                   6                        50%
-----------------------------------------------------------------------------------------------
          2                        90%                   7                        40%
-----------------------------------------------------------------------------------------------
          3                        80%                   8                        30%
-----------------------------------------------------------------------------------------------
          4                        70%                   9+                        0%
-----------------------------------------------------------------------------------------------

The current Surrender Charges are the same for all states. However, in Pennsylvania the guaranteed maximum Surrender Charges are spread out over 14 years. The guaranteed maximum Surrender Charge in subsequent years in Pennsylvania is reduced in the following manner:


   COMPLETED      SURRENDER CHARGE      COMPLETED       SURRENDER CHARGE      COMPLETED       SURRENDER CHARGE
    POLICY        AS A % OF INITIAL       POLICY       AS A % OF INITIAL        POLICY       AS A % OF INITIAL
     YEARS        SURRENDER CHARGES       YEARS        SURRENDER CHARGES        YEARS        SURRENDER CHARGES
       0                   100%             5                 60%                 10                   20%
       1                   100%             6                 50%                 11                   15%
       2                    90%             7                 40%                 12                   10%
       3                    80%             8                 30%                 13                    5%
       4                    70%             9                 25%                 14+                   0%


The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum Surrender Charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the Home Office for an illustration.

The Company has no plans to change the current Surrender Charges.

                                   APPENDIX 2

                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or death benefit option.


The amounts shown for the Cash Value, Cash Surrender Value and death benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross return. This is due to the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.65%. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of March 31, 1997.

Taking into account the Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.65%, 5.35% and 11.35%.


The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. policies issued on a substandard basis would result in lower Cash Values and Death benefits than those illustrated.

The Cash Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the policy's Cash Value for any policy surrendered in full during the first nine Policy Years.


The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                           -----------------------            -----------------------           -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1      788         406          0       50,000         438         0        50,000          471           0        50,000
       2    1,614         853         279      50,000         945        371       50,000        1,041         468        50,000
       3    2,483       1,281         764      50,000       1,461        945       50,000        1,658        1,141       50,000
       4    3,394       1,690       1,231      50,000       1,989      1,530       50,000        2,326        1,867       50,000
       5    4,351       2,085       1,683      50,000       2,531      2,129       50,000        3,056        2,654       50,000
       6    5,357       2,463       2,119      50,000       3,087      2,743       50,000        3,852        3,508       50,000
       7    6,412       2,826       2,539      50,000       3,659      3,372       50,000        4,723        4,436       50,000
       8    7,520       3,172       2,942      50,000       4,246      4,017       50,000        5,675        5,446       50,000
       9    8,683       3,502       3,330      50,000       4,849      4,677       50,000        6,719        6,546       50,000
      10    9,905       3,814       3,814      50,000       5,469      5,469       50,000        7,863        7,863       50,000
      11   11,188       4,110       4,110      50,000       6,105      6,105       50,000        9,119        9,119       50,000
      12   12,535       4,387       4,387      50,000       6,759      6,759       50,000       10,499       10,499       50,000
      13   13,949       4,647       4,647      50,000       7,431      7,431       50,000       12,017       12,017       50,000
      14   15,434       4,887       4,887      50,000       8,121      8,121       50,000       13,690       13,690       50,000
      15   16,993       5,108       5,108      50,000       8,830      8,830       50,000       15,534       15,534       50,000
      16   18,630       5,309       5,309      50,000       9,559      9,559       50,000       17,570       17,570       50,000
      17   20,349       5,462       5,462      50,000      10,283     10,283       50,000       19,799       19,799       50,000
      18   22,154       5,562       5,562      50,000      10,998     10,998       50,000       22,246       22,246       50,000
      19   24,049       5,611       5,611      50,000      11,709     11,709       50,000       24,943       24,943       50,000
      20   26,039       5,615       5,615      50,000      12,419     12,419       50,000       27,932       27,932       50,000
      21   28,129       5,557       5,557      50,000      13,116     13,116       50,000       31,252       31,252       50,000
      22   30,323       5,432       5,432      50,000      13,798     13,798       50,000       34,950       34,950       50,000
      23   32,626       5,230       5,230      50,000      14,457     14,457       50,000       39,082       39,082       50,000
      24   35,045       4,942       4,942      50,000      15,089     15,089       50,000       43,716       43,716       51,148
      25   37,585       4,559       4,559      50,000      15,686     15,686       50,000       48,852       48,852       56,668
      26   40,252       4,067       4,067      50,000      16,243     16,243       50,000       54,509       54,509       62,685
      27   43,052       3,456       3,456      50,000      16,752     16,752       50,000       60,756       60,756       68,654
      28   45,992       2,711       2,711      50,000      17,204     17,204       50,000       67,661       67,661       75,103
      29   49,079       1,811       1,811      50,000      17,590     17,590       50,000       75,301       75,301       82,078
      30   52,321         734         734      50,000      17,895     17,895       50,000       83,767       83,767       89,630

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                            0% HYPOTHETICAL                       6% HYPOTHETICAL              12% HYPOTHETICAL
                         GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN
                         -----------------------              -----------------------       -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
 POLICY    INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
  YEAR      AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
  ----      -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1      788         404          0       50,404         436         0        50,436          469           0        50,469
       2    1,614         848         274      50,848         939        365       50,939        1,035         461        51,035
       3    2,483       1,270         753      51,270       1,449        932       51,449        1,643        1,127       51,643
       4    3,394       1,672       1,213      51,672       1,966      1,507       51,966        2,299        1,840       52,299
       5    4,351       2,056       1,654      52,056       2,495      2,093       52,495        3,011        2,610       53,011
       6    5,357       2,422       2,078      52,422       3,034      2,690       53,034        3,784        3,440       53,784
       7    6,412       2,770       2,483      52,770       3,584      3,298       53,584        4,623        4,336       54,623
       8    7,520       3,100       2,870      53,100       4,145      3,915       54,145        5,534        5,304       55,534
       9    8,683       3,410       3,238      53,410       4,715      4,543       54,715        6,524        6,352       56,524
      10    9,905       3,700       3,700      53,700       5,295      5,295       55,295        7,600        7,600       57,600
      11   11,188       3,971       3,971      53,971       5,885      5,885       55,885        8,771        8,771       58,771
      12   12,535       4,220       4,220      54,220       6,483      6,483       56,483       10,045       10,045       60,045
      13   13,949       4,448       4,448      54,448       7,090      7,090       57,090       11,432       11,432       61,432
      14   15,434       4,654       4,654      54,654       7,704      7,704       57,704       12,943       12,943       62,943
      15   16,993       4,838       4,838      54,838       8,325      8,325       58,325       14,589       14,589       64,589
      16   18,630       4,998       4,998      54,998       8,952      8,952       58,952       16,383       16,383       66,383
      17   20,349       5,103       5,103      55,103       9,553      9,553       59,553       18,306       18,306       68,306
      18   22,154       5,148       5,148      55,148      10,119     10,119       60,119       20,366       20,366       70,366
      19   24,049       5,135       5,135      55,135      10,653     10,653       60,653       22,579       22,579       72,579
      20   26,039       5,071       5,071      55,071      11,156     11,156       61,156       24,965       24,965       74,965
      21   28,129       4,939       4,939      54,939      11,611     11,611       61,611       27,529       27,529       77,529
      22   30,323       4,732       4,732      54,732      12,007     12,007       62,007       30,286       30,286       80,286
      23   32,626       4,443       4,443      54,443      12,332     12,332       62,332       33,245       33,245       83,245
      24   35,045       4,064       4,064      54,064      12,574     12,574       62,574       36,419       36,419       86,419
      25   37,585       3,585       3,585      53,585      12,718     12,718       62,718       39,821       39,821       89,821
      26   40,252       2,998       2,998      52,998      12,749     12,749       62,749       43,462       43,462       93,462
      27   43,052       2,295       2,295      52,295      12,653     12,653       62,653       47,359       47,359       97,359
      28   45,992       1,467       1,467      51,467      12,413     12,413       62,413       51,527       51,527      101,527
      29   49,079         502         502      50,502      12,009     12,009       62,009       55,981       55,981      105,981
      30   52,321        (*)         (*)         (*)       11,414     11,414       61,414       60,734       60,734      110,734

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                              0% HYPOTHETICAL                   6% HYPOTHETICAL               12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN
                          -----------------------            -----------------------       -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1     1260         590          0       50,000         640         0        50,000          690           0        50,000
       2    2,583       1,195         502      50,000       1,333        640       50,000        1,479          786       50,000
       3    3,972       1,774       1,150      50,000       2,041      1,418       50,000        2,333        1,709       50,000
       4    5,431       2,341       1,787      50,000       2,779      2,225       50,000        3,276        2,722       50,000
       5    6,962       2,898       2,413      50,000       3,549      3,064       50,000        4,319        3,834       50,000
       6    8,570       3,444       3,028      50,000       4,353      3,937       50,000        5,472        5,056       50,000
       7   10,259       3,979       3,632      50,000       5,192      4,846       50,000        6,750        6,403       50,000
       8   12,032       4,503       4,226      50,000       6,070      5,793       50,000        8,165        7,888       50,000
       9   13,893       5,016       4,808      50,000       6,988      6,780       50,000        9,736        9,528       50,000
      10   15,848       5,519       5,519      50,000       7,948      7,948       50,000       11,479       11,479       50,000
      11   17,901       6,012       6,012      50,000       8,954      8,954       50,000       13,416       13,416       50,000
      12   20,056       6,408       6,408      50,000       9,926      9,926       50,000       15,496       15,496       50,000
      13   22,318       6,719       6,719      50,000      10,874     10,874       50,000       17,752       17,752       50,000
      14   24,694       6,955       6,955      50,000      11,812     11,812       50,000       20,223       20,223       50,000
      15   27,189       7,111       7,111      50,000      12,733     12,733       50,000       22,938       22,938       50,000
      16   29,808       7,135       7,135      50,000      13,597     13,597       50,000       25,908       25,908       50,000
      17   32,559       7,028       7,028      50,000      14,405     14,405       50,000       29,194       29,194       50,000
      18   35,447       6,773       6,773      50,000      15,147     15,147       50,000       32,855       32,855       50,000
      19   38,479       6,367       6,367      50,000      15,824     15,824       50,000       36,969       36,969       50,000
      20   41,663       5,814       5,814      50,000      16,443     16,443       50,000       41,633       41,633       50,000
      21   45,006       5,082       5,082      50,000      16,982     16,982       50,000       46,958       46,958       50,000
      22   48,517       4,141       4,141      50,000      17,426     17,426       50,000       52,960       52,960       55,607
      23   52,202       2,955       2,955      50,000      17,754     17,754       50,000       59,573       59,573       62,551
      24   56,073       1,481       1,481      50,000      17,940     17,940       50,000       66,857       66,857       70,200
      25   60,136        (*)         (*)         (*)       17,957     17,957       50,000       74,875       74,875       78,619
      26   64,403        (*)         (*)         (*)       17,779     17,779       50,000       83,698       83,698       87,883
      27   68,883        (*)         (*)         (*)       17,365     17,365       50,000       93,401       93,401       98,071
      28   73,587        (*)         (*)         (*)       16,666     16,666       50,000      104,065      104,065      109,268
      29   78,527        (*)         (*)         (*)       15,614     15,614       50,000      115,777      115,777      121,566
      30   83,713        (*)         (*)         (*)       14,112     14,112       50,000      128,630      128,630      135,062

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES


                              0% HYPOTHETICAL                      6% HYPOTHETICAL                 12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                            -----------------------             -----------------------         -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1     1260         583          0       50,583         632         0        50,632         682            0        50,682
       2    2,583       1,174         481      51,174       1,311        618       51,311        1,454          761       51,454
       3    3,972       1,734       1,110      51,734       1,996      1,372       51,996        2,281        1,657       52,281
       4    5,431       2,277       1,722      52,277       2,702      2,147       52,702        3,184        2,629       53,184
       5    6,962       2,803       2,318      52,803       3,430      2,945       53,430        4,171        3,686       54,171
       6    8,570       3,313       2,897      53,313       4,182      3,766       54,182        5,251        4,835       55,251
       7   10,259       3,806       3,459      53,806       4,958      4,611       54,958        6,433        6,087       56,433
       8   12,032       4,282       4,005      54,282       5,758      5,481       55,758        7,728        7,451       57,728
       9   13,893       4,743       4,535      54,743       6,585      6,377       56,585        9,147        8,939       59,147
      10   15,848       5,187       5,187      55,187       7,439      7,439       57,439       10,703       10,703       60,703
      11   17,901       5,615       5,615      55,615       8,320      8,320       58,320       12,409       12,409       62,409
      12   20,056       5,928       5,928      55,928       9,128      9,128       59,128       14,176       14,176       64,176
      13   22,318       6,138       6,138      56,138       9,872      9,872       59,872       16,021       16,021       66,021
      14   24,694       6,259       6,259      56,259      10,558     10,558       60,558       17,965       17,965       67,965
      15   27,189       6,282       6,282      56,282      11,176     11,176       61,176       20,008       20,008       70,008
      16   29,808       6,149       6,149      56,149      11,661     11,661       61,661       22,098       22,098       72,098
      17   32,559       5,865       5,865      55,865      12,010     12,010       62,010       24,240       24,240       74,240
      18   35,447       5,415       5,415      55,415      12,198     12,198       62,198       26,425       26,425       76,425
      19   38,479       4,802       4,802      54,802      12,219     12,219       62,219       28,663       28,663       78,663
      20   41,663       4,038       4,038      54,038      12,076     12,076       62,076       30,968       30,968       80,968
      21   45,006       3,097       3,097      53,097      11,732     11,732       61,732       33,320       33,320       83,320
      22   48,517       1,960       1,960      51,960      11,157     11,157       61,157       35,698       35,698       85,698
      23   52,202         607        607       50,607      10,315     10,315       60,315       38,082       38,082       88,082
      24   56,073        (*)         (*)         (*)        9,169      9,169       59,169       40,445       40,445       90,445
      25   60,136        (*)         (*)         (*)        7,680      7,680       57,680       42,758       42,758       92,758
      26   64,403        (*)         (*)         (*)        5,820      5,820       55,820       45,003       45,003       95,003
      27   68,883        (*)         (*)         (*)        3,549      3,549       53,549       47,149       47,149       97,149
      28   73,587        (*)         (*)         (*)         827        827        50,827       49,161       49,161       99,161
      29   78,527        (*)         (*)         (*)         (*)        (*)         (*)         50,992       50,992      100,992
      30   83,713        (*)         (*)         (*)         (*)        (*)         (*)         52,579       52,579      102,579

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT

                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES


                              0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                          -----------------------             -----------------------           -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    1,575         931          34      100,000      1,000        103      100,000        1,069          172       100,000
       2    3,229       1,896         998      100,000      2,093      1,196      100,000        2,299        1,402       100,000
       3    4,965       2,832       2,024      100,000      3,221      2,414      100,000        3,644        2,836       100,000
       4    6,788       3,741       3,023      100,000      4,386      3,668      100,000        5,114        4,396       100,000
       5    8,703       4,621       3,993      100,000      5,588      4,960      100,000        6,724        6,096       100,000
       6   10,713       5,473       4,935      100,000      6,830      6,291      100,000        8,489        7,950       100,000
       7   12,824       6,297       5,848      100,000      8,112      7,663      100,000       10,424        9,975       100,000
       8   15,040       7,092       6,733      100,000      9,437      9,078      100,000       12,548       12,189       100,000
       9   17,367       7,857       7,588      100,000     10,805     10,536      100,000       14,883       14,614       100,000
      10   19,810       8,593       8,593      100,000     12,220     12,220      100,000       17,450       17,450       100,000
      11   22,376       9,299       9,299      100,000     13,682     13,682      100,000       20,276       20,276       100,000
      12   25,069       9,974       9,974      100,000     15,195     15,195      100,000       23,390       23,390       100,000
      13   27,898      10,618      10,618      100,000     16,759     16,759      100,000       26,825       26,825       100,000
      14   30,868      11,231      11,231      100,000     18,378     18,378      100,000       30,628       30,628       100,000
      15   33,986      11,771      11,771      100,000     20,016     20,016      100,000       34,810       34,810       100,000
      16   37,261      12,223      12,223      100,000     21,660     21,660      100,000       39,406       39,406       100,000
      17   40,699      12,579      12,579      100,000     23,307     23,307      100,000       44,468       44,468       100,000
      18   44,309      12,831      12,831      100,000     24,951     24,951      100,000       50,058       50,058       100,000
      19   48,099      12,984      12,984      100,000     26,604     26,604      100,000       56,251       56,251       100,000
      20   52,079      13,058      13,058      100,000     28,288     28,288      100,000       63,146       63,146       100,000
      21   56,258      13,004      13,004      100,000     29,967     29,967      100,000       70,821       70,821       100,000
      22   60,646      12,823      12,823      100,000     31,645     31,645      100,000       79,394       79,394       100,000
      23   65,253      12,498      12,498      100,000     33,315     33,315      100,000       88,984       88,984       105,001
      24   70,091      12,013      12,013      100,000     34,971     34,971      100,000       99,575       99,575       116,503
      25   75,170      11,349      11,349      100,000     36,605     36,605      100,000      111,244      111,244       129,044
      26   80,504      10,485      10,485      100,000     38,212     38,212      100,000      124,100      124,100       142,715
      27   86,104      9,401        9,401      100,000     39,784     39,784      100,000      138,299      138,299       156,278
      28   91,984      8,070        8,070      100,000     41,316     41,316      100,000      153,996      153,996       170,936
      29   98,158      6,459        6,459      100,000     42,797     42,797      100,000      171,366      171,366       186,789
      30  104,641      4,525        4,525      100,000     44,213     44,213      100,000       90,612      190,612       203,955

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY
     $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5
     THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS
     UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT
     FOR ANY SINGLE POLICY YEAR.

(3)  NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT
     RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES


                                 0% HYPOTHETICAL                     6% HYPOTHETICAL                 12% HYPOTHETICAL
                             GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                             -----------------------              -----------------------         -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    1,575         927          30      100,927        996         98      100,996        1,065         167        101,065
       2    3,229       1,884         987      101,884      2,080      1,183      102,080        2,285        1,388       102,285
       3    4,965       2,809       2,001      102,809      3,195      2,387      103,195        3,613        2,806       103,613
       4    6,788       3,702       2,984      103,702      4,340      3,622      104,340        5,059        4,341       105,059
       5    8,703       4,563       3,935      104,563      5,516      4,887      105,516        6,635        6,006       106,635
       6   10,713       5,391       4,853      105,391      6,723      6,185      106,723        8,352        7,813       108,352
       7   12,824       6,186       5,737      106,186      7,962      7,514      107,962       10,224        9,775       110,224
       8   15,040       6,947       6,588      106,947      9,234      8,875      109,234       12,266       11,907       112,266
       9   17,367       7,673       7,404      107,673     10,538     10,268      110,538       14,495       14,226       114,495
      10   19,810       8,365       8,365      108,365     11,874     11,874      111,874       16,929       16,929       116,929
      11   22,376       9,021       9,021      109,021     13,244     13,244      113,244       19,587       19,587       119,587
      12   25,069       9,641       9,641      109,641     14,647     14,647      114,647       22,492       22,492       122,492
      13   27,898      10,224      10,224      110,224     16,083     16,083      116,083       25,667       25,667       125,667
      14   30,868      10,768      10,768      110,768     17,553     17,553      117,553       29,150       29,150       129,150
      15   33,986      11,229      11,229      111,229     19,009     19,009      119,009       32,922       32,922       132,922
      16   37,261      11,585      11,585      111,585     20,429     20,429      120,429       36,994       36,994       136,994
      17   40,699      11,831      11,831      111,831     21,804     21,804      121,804       41,387       41,387       141,387
      18   44,309      11,956      11,956      111,956     23,118     23,118      123,118       46,125       46,125       146,125
      19   48,099      11,967      11,967      111,967     24,374     24,374      124,374       51,248       51,248       151,248
      20   52,079      11,885      11,885      111,885     25,593     25,593      125,593       56,820       56,820       156,820
      21   56,258      11,659      11,659      111,659     26,720     26,720      126,720       62,831       62,831       162,831
      22   60,646      11,289      11,289      111,289     27,747     27,747      127,747       69,326       69,326       169,326
      23   65,253      10,760      10,760      110,760     28,653     28,653      128,653       76,339       76,339       176,339
      24   70,091      10,057      10,057      110,057     29,414     29,414      129,414       83,907       83,907       183,907
      25   75,170       9,163       9,163      109,163     30,003     30,003      130,003       92,068       92,068       192,068
      26   80,504       8,064       8,064      108,064     30,394     30,394      130,394      100,866      100,866       200,866
      27   86,104       6,744       6,744      106,744     30,559     30,559      130,559      110,351      110,351       210,351
      28   91,984       5,186       5,186      105,186     30,465     30,465      130,465      120,574      120,574       220,574
      29   98,158       3,370       3,370      103,370     30,076     30,076      130,076      131,587      131,587       231,587
      30  104,641       1,267       1,267      101,267     29,345     29,345      129,345      143,442      143,442       243,442

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT

                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES


                                  0% HYPOTHETICAL                   6% HYPOTHETICAL                  12% HYPOTHETICAL
                               GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                               -----------------------          -----------------------          -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    2,625       1,404         242      100,000      1,514        352      100,000        1,625          462       100,000
       2    5,381       2,840       1,677      100,000      3,151      1,988      100,000        3,476        2,314       100,000
       3    8,275       4,247       3,201      100,000      4,855      3,809      100,000        5,516        4,470       100,000
       4   11,314       5,627       4,697      100,000      6,631      5,701      100,000        7,767        6,837       100,000
       5   14,505       6,979       6,165      100,000      8,482      7,668      100,000       10,252        9,438       100,000
       6   17,855       8,303       7,606      100,000     10,412      9,715      100,000       12,999       12,302       100,000
       7   21,373       9,601       9,020      100,000     12,428     11,846      100,000       16,039       15,457       100,000
       8   25,066      10,871      10,406      100,000     14,532     14,067      100,000       19,405       18,940       100,000
       9   28,945      12,115      11,767      100,000     16,732     16,383      100,000       23,136       22,788       100,000
      10   33,017      13,333      13,333      100,000     19,032     19,032      100,000       27,280       27,280       100,000
      11   37,293      14,524      14,524      100,000     21,439     21,439      100,000       31,894       31,894       100,000
      12   41,782      15,536      15,536      100,000     23,815     23,815      100,000       36,910       36,910       100,000
      13   46,497      16,390      16,390      100,000     26,187     26,187      100,000       42,412       42,412       100,000
      14   51,446      17,104      17,104      100,000     28,583     28,583      100,000       48,491       48,491       100,000
      15   56,644      17,666      17,666      100,000     30,998     30,998      100,000       55,232       55,232       100,000
      16   62,101      17,981      17,981      100,000     33,362     33,362      100,000       62,696       62,696       100,000
      17   67,831      18,049      18,049      100,000     35,685     35,685      100,000       71,023       71,023       100,000
      18   73,848      17,841      17,841      100,000     37,957     37,957      100,000       80,376       80,376       100,000
      19   80,165      17,351      17,351      100,000     40,191     40,191      100,000       90,964       90,964       100,000
      20   86,798      16,585      16,585      100,000     42,408     42,408      100,000      102,881      102,881       110,083
      21   93,763      15,487      15,487      100,000     44,591     44,591      100,000      116,096      116,096       121,901
      22  101,076      14,004      14,004      100,000     46,730     46,730      100,000      130,665      130,665       137,198
      23  108,755      12,069      12,069      100,000     48,814     48,814      100,000      146,720      146,720       154,056
      24  116,818       9,602       9,602      100,000     50,830     50,830      100,000      164,403      164,403       172,623
      25  125,284       6,511       6,511      100,000     52,768     52,768      100,000      183,868      183,868       193,061
      26  134,173       2,713       2,713      100,000     54,636     54,636      100,000      205,286      205,286       215,551
      27  143,506        (*)         (*)         (*)       56,426     56,426      100,000      228,841      228,841       240,283
      28  153,307        (*)         (*)         (*)       58,135     58,135      100,000      254,729      254,729       267,466
      29  163,597        (*)         (*)         (*)       59,748     59,748      100,000      283,201      283,201       297,362
      30  174,402        (*)         (*)         (*)       61,244     61,244      100,000      314,509      314,509       330,234

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES


                                  0% HYPOTHETICAL                    6% HYPOTHETICAL                 12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                              -----------------------             -----------------------         -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    2,625       1,389        226       101,389      1,498        335      101,498        1,607          445       101,607
       2    5,381       2,797       1,635      102,797      3,104      1,941      103,104        3,424        2,262       103,424
       3    8,275       4,165       3,119      104,165      4,760      3,714      104,760        5,408        4,361       105,408
       4    11,314      5,493       4,563      105,493      6,470      5,540      106,470        7,575        6,645       107,575
       5    14,505      6,780       5,966      106,780      8,233      7,420      108,233        9,944        9,131       109,944
       6    17,855      8,027       7,330      108,027     10,054      9,356      110,054       12,537       11,839       112,537
       7    21,373      9,234       8,653      109,234     11,932     11,351      111,932       15,374       14,792       115,374
       8    25,066     10,401       9,936      110,401     13,871     13,406      113,871       18,481       18,016       118,481
       9    28,945     11,529      11,180      111,529     15,872     15,523      115,872       21,885       21,536       121,885
      10    33,017     12,616      12,616      112,616     17,938     17,938      117,938       25,617       25,617       125,617
      11    37,293     13,664      13,664      113,664     20,071     20,071      120,071       29,721       29,721       129,721
      12    41,782     14,489      14,489      114,489     22,086     22,086      122,086       34,042       34,042       134,042
      13    46,497     15,114      15,114      115,114     23,996     23,996      123,996       38,625       38,625       138,625
      14    51,446     15,563      15,563      115,563     25,820     25,820      125,820       43,518       43,518       143,518
      15    56,644     15,818      15,818      115,818     27,539     27,539      127,539       48,735       48,735       148,735
      16    62,101     15,765      15,765      115,765     29,024     29,024      129,024       54,184       54,184       154,184
      17    67,831     15,409      15,409      115,409     30,265     30,265      130,265       59,889       59,889       159,889
      18    73,848     14,717      14,717      114,717     31,213     31,213      131,213       65,842       65,842       165,842
      19    80,165     13,696      13,696      113,696     31,855     31,855      131,855       72,067       72,067       172,067
      20    86,798     12,367      12,367      112,367     32,193     32,193      132,193       78,612       78,612       178,612
      21    93,763     10,680      10,680      110,680     32,156     32,156      132,156       85,453       85,453       185,453
      22   101,076     8,596        8,596      108,596     31,683     31,683      131,683       92,575       92,575       192,575
      23   108,755     6,071        6,071      106,071     30,699     30,699      130,699       99,955       99,955       199,955
      24   116,818     3,063        3,063      103,063     29,130     29,130      129,130      107,566      107,566       207,566
      25   125,284       (*)         (*)         (*)       26,892     26,892      126,892      115,376      115,376       215,376
      26   134,173       (*)         (*)         (*)       23,937     23,937      123,937      123,390      123,390       223,390
      27   143,506       (*)         (*)         (*)       20,187     20,187      120,187      131,580      131,580       231,580
      28   153,307       (*)         (*)         (*)       15,564     15,564      115,564      139,914      139,914       239,914
      29   163,597       (*)         (*)         (*)        9,963      9,963      109,963      148,339      148,339       248,339
      30   174,402       (*)         (*)         (*)        3,258      3,258      103,258      156,779      156,779       256,779

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES


                                 0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                              -----------------------            -----------------------          -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1      788         355          0       50,000         385         0        50,000         416           0         50,000
       2    1,614         718         144      50,000         802        229       50,000          891          317       50,000
       3    2,483       1,058         542      50,000       1,220        704       50,000        1,397          881       50,000
       4    3,394       1,374         915      50,000       1,637      1,178       50,000        1,936        1,477       50,000
       5    4,351       1,665       1,264      50,000       2,052      1,651       50,000        2,511        2,110       50,000
       6    5,357       1,928       1,584      50,000       2,463      2,118       50,000        3,123        2,779       50,000
       7    6,412       2,160       1,873      50,000       2,864      2,577       50,000        3,772        3,485       50,000
       8    7,520       2,356       2,127      50,000       3,253      3,023       50,000        4,460        4,231       50,000
       9    8,683       2,513       2,341      50,000       3,623      3,451       50,000        5,186        5,014       50,000
      10    9,905       2,626       2,626      50,000       3,971      3,971       50,000        5,952        5,952       50,000
      11   11,188       2,692       2,692      50,000       4,290      4,290       50,000        6,760        6,760       50,000
      12   12,535       2,705       2,705      50,000       4,575      4,575       50,000        7,610        7,610       50,000
      13   13,949       2,664       2,664      50,000       4,823      4,823       50,000        8,508        8,508       50,000
      14   15,434       2,562       2,562      50,000       5,025      5,025       50,000        9,455        9,455       50,000
      15   16,993       2,391       2,391      50,000       5,171      5,171       50,000       10,454       10,454       50,000
      16   18,630       2,142       2,142      50,000       5,252      5,252       50,000       11,506       11,506       50,000
      17   20,349       1,806       1,806      50,000       5,254      5,254       50,000       12,614       12,614       50,000
      18   22,154       1,367       1,367      50,000       5,159      5,159       50,000       13,779       13,779       50,000
      19   24,049        809         809       50,000       4,948      4,948       50,000       15,002       15,002       50,000
      20   26,039        115         115       50,000       4,599      4,599       50,000       16,287       16,287       50,000
      21   28,129        (*)         (*)         (*)        4,088      4,088       50,000       17,640       17,640       50,000
      22   30,323        (*)         (*)         (*)        3,387      3,387       50,000       19,071       19,071       50,000
      23   32,626        (*)         (*)         (*)        2,466      2,466       50,000       20,594       20,594       50,000
      24   35,045        (*)         (*)         (*)        1,284      1,284       50,000       22,222       22,222       50,000
      25   37,585        (*)         (*)         (*)         (*)        (*)         (*)         23,972       23,972       50,000
      26   40,252        (*)         (*)         (*)         (*)        (*)         (*)         25,865       25,865       50,000
      27   43,052        (*)         (*)         (*)         (*)        (*)         (*)         27,931       27,931       50,000
      28   45,992        (*)         (*)         (*)         (*)        (*)         (*)         30,202       30,202       50,000
      29   49,079        (*)         (*)         (*)         (*)        (*)         (*)         32,730       32,730       50,000
      30   52,321        (*)         (*)         (*)         (*)        (*)         (*)         35,587       35,587       50,000

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT

                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES


                                    0% HYPOTHETICAL                  6% HYPOTHETICAL                  12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                                -----------------------          -----------------------          -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1      788         352          0       50,352         383         0        50,383          414           0        50,414
       2    1,614         711         137      50,711         795        221       50,795          883          309       50,883
       3    2,483       1,045         529      51,045       1,205        689       51,205        1,380          863       51,380
       4    3,394       1,353         894      51,353       1,611      1,152       51,611        1,905        1,446       51,905
       5    4,351       1,632       1,231      51,632       2,011      1,610       52,011        2,460        2,058       52,460
       6    5,357       1,881       1,537      51,881       2,402      2,057       52,402        3,044        2,700       53,044
       7    6,412       2,096       1,809      52,096       2,778      2,491       52,778        3,656        3,369       53,656
       8    7,520       2,273       2,043      52,273       3,135      2,905       53,135        4,294        4,065       54,294
       9    8,683       2,406       2,234      52,406       3,466      3,293       53,466        4,955        4,783       54,955
      10    9,905       2,493       2,493      52,493       3,764      3,764       53,764        5,636        5,636       55,636
      11   11,188       2,528       2,528      52,528       4,025      4,025       54,025        6,335        6,335       56,335
      12   12,535       2,508       2,508      52,508       4,241      4,241       54,241        7,048        7,048       57,048
      13   13,949       2,430       2,430      52,430       4,406      4,406       54,406        7,772        7,772       57,772
      14   15,434       2,289       2,289      52,289       4,512      4,512       54,512        8,503        8,503       58,503
      15   16,993       2,077       2,077      52,077       4,547      4,547       54,547        9,232        9,232       59,232
      16   18,630       1,787       1,787      51,787       4,500      4,500       54,500        9,950        9,950       59,950
      17   20,349       1,411       1,411      51,411       4,358      4,358       54,358       10,646       10,646       60,646
      18   22,154        936         936       50,936       4,102      4,102       54,102       11,302       11,302       61,302
      19   24,049        349         349       50,349       3,712      3,712       53,712       11,901       11,901       61,901
      20   26,039        (*)         (*)         (*)        3,168      3,168       53,168       12,421       12,421       62,421
      21   28,129        (*)         (*)         (*)        2,451      2,451       52,451       12,840       12,840       62,840
      22   30,323        (*)         (*)         (*)        1,539      1,539       51,539       13,136       13,136       63,136
      23   32,626        (*)         (*)         (*)         413        413        50,413       13,282       13,282       63,282
      24   35,045        (*)         (*)         (*)         (*)        (*)         (*)         13,247       13,247       63,247
      25   37,585        (*)         (*)         (*)         (*)        (*)         (*)         12,991       12,991       62,991
      26   40,252        (*)         (*)         (*)         (*)        (*)         (*)         12,461       12,461       62,461
      27   43,052        (*)         (*)         (*)         (*)        (*)         (*)         11,591       11,591       61,591
      28   45,992        (*)         (*)         (*)         (*)        (*)         (*)         10,302       10,302       60,302
      29   49,079        (*)         (*)         (*)         (*)        (*)         (*)          8,505        8,505       58,505
      30   52,321        (*)         (*)         (*)         (*)        (*)         (*)          6,106        6,106       56,106


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES


                                   0% HYPOTHETICAL                    6% HYPOTHETICAL             12% HYPOTHETICAL
                               GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN
                               -----------------------           -----------------------      -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1     1260         468          0       50,000         514         0        50,000          561           0        50,000
       2    2,583         910         217      50,000       1,032        339       50,000        1,161          468        0,000
       3    3,972       1,294         671      50,000       1,522        898       50,000        1,772        1,148       50,000
       4    5,431       1,616       1,061      50,000       1,976      1,422       50,000        2,389        1,835       50,000
       5    6,962       1,867       1,382      50,000       2,386      1,901       50,000        3,008        2,523       50,000
       6    8,570       2,041       1,625      50,000       2,742      2,326       50,000        3,621        3,205       50,000
       7   10,259       2,129       1,783      50,000       3,032      2,686       50,000        4,220        3,874       50,000
       8   12,032       2,118       1,841      50,000       3,240      2,963       50,000        4,794        4,517       50,000
       9   13,893       1,993       1,785      50,000       3,349      3,141       50,000        5,328        5,120       50,000
      10   15,848       1,741       1,741      50,000       3,338      3,338       50,000        5,807        5,807       50,000
      11   17,901       1,345       1,345      50,000       3,186      3,186       50,000        6,214        6,214       50,000
      12   20,056        789         789       50,000       2,871      2,871       50,000        6,530        6,530       50,000
      13   22,318         56         56        50,000       2,365      2,365       50,000        6,735        6,735       50,000
      14   24,694        (*)         (*)         (*)        1,634      1,634       50,000        6,799        6,799       50,000
      15   27,189        (*)         (*)         (*)         633        633        50,000        6,683        6,683       50,000
      16   29,808        (*)         (*)         (*)         (*)        (*)         (*)          6,333        6,333       50,000
      17   32,559        (*)         (*)         (*)         (*)        (*)         (*)          5,675        5,675       50,000
      18   35,447        (*)         (*)         (*)         (*)        (*)         (*)          4,611        4,611       50,000
      19   38,479        (*)         (*)         (*)         (*)        (*)         (*)          3,014        3,014       50,000
      20   41,663        (*)         (*)         (*)         (*)        (*)         (*)           724          724        50,000
      21   45,006        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      22   48,517        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      23   52,202        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      24   56,073        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      25   60,136        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      26   64,403        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      27   68,883        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      28   73,587        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      29   78,527        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      30   83,713        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES


                                  0% HYPOTHETICAL                      6% HYPOTHETICAL                12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                              -----------------------              -----------------------         -----------------------

           PREMIUMS
          PAID PLUS                 CASH                                CASH                                  CASH
  POLICY   INTEREST      CASH       SURR        DEATH        CASH       SURR       DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT       VALUE     VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------       -----     -----       -------       -----        -----       -------

       1     1260        459          0        50,459        505         0         50,505         551           0         50,551
       2    2,583        886         193       50,886       1,006       313        51,006        1,132         439        51,132
       3    3,972       1,249        626       51,249       1,470       846        51,470        1,712        1,088       51,712
       4    5,431       1,542        988       51,542       1,888      1,333       51,888        2,283        1,728       52,283
       5    6,962       1,758       1,273      51,758       2,248      1,763       52,248        2,835        2,350       52,835
       6    8,570       1,890       1,474      51,890       2,542      2,126       52,542        3,359        2,943       53,359
       7   10,259       1,929       1,582      51,929       2,755      2,408       52,755        3,840        3,493       53,840
       8   12,032       1,863       1,586      51,863       2,869      2,592       52,869        4,260        3,982       54,260
       9   13,893       1,679       1,472      51,679       2,866      2,658       52,866        4,597        4,389       54,597
      10   15,848       1,367       1,367      51,367       2,727      2,727       52,727        4,828        4,828       54,828
      11   17,901        913         913       50,913       2,431      2,431       52,431        4,929        4,929       54,929
      12   20,056        310         310       50,310       1,961      1,961       51,961        4,874        4,874       54,874
      13   22,318        (*)         (*)         (*)        1,295      1,295       51,295        4,633        4,633       54,633
      14   24,694        (*)         (*)         (*)         409        409        50,409        4,170        4,170       54,170
      15   27,189        (*)         (*)         (*)         (*)        (*)         (*)          3,442        3,442       53,442
      16   29,808        (*)         (*)         (*)         (*)        (*)         (*)          2,392        2,392       52,392
      17   32,559        (*)         (*)         (*)         (*)        (*)         (*)           948          948        50,948
      18   35,447        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      19   38,479        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      20   41,663        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      21   45,006        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      22   48,517        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      23   52,202        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      24   56,073        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      25   60,136        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      26   64,403        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      27   68,883        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      28   73,587        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      29   78,527        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      30   83,713        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                   0% HYPOTHETICAL                 6% HYPOTHETICAL                  12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                                -----------------------         -----------------------         -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    1,575        931          34       100,000      1,000       102       100,000        1,069         171        100,000
       2    3,229       1,854        956       100,000      2,050      1,153      100,000        2,255        1,357       100,000
       3    4,965       2,738       1,930      100,000      3,121      2,313      100,000        3,538        2,730       100,000
       4    6,788       3,580       2,862      100,000      4,212      3,494      100,000        4,926        4,208       100,000
       5    8,703       4,379       3,751      100,000      5,320      4,692      100,000        6,428        5,800       100,000
       6   10,713       5,132       4,593      100,000      6,444      5,906      100,000        8,054        7,515       100,000
       7   12,824       5,833       5,384      100,000      7,579      7,130      100,000        9,812        9,363       100,000
       8   15,040       6,477       6,118      100,000      8,720      8,361      100,000       11,711       11,352       100,000
       9   17,367       7,058       6,789      100,000      9,861      9,592      100,000       13,763       13,493       100,000
      10   19,810       7,571       7,571      100,000     10,997     10,997      100,000       15,979       15,979       100,000
      11   22,376       8,009       8,009      100,000     12,123     12,123      100,000       18,376       18,376       100,000
      12   25,069       8,368       8,368      100,000     13,233     13,233      100,000       20,971       20,971       100,000
      13   27,898       8,643       8,643      100,000     14,323     14,323      100,000       23,788       23,788       100,000
      14   30,868       8,827       8,827      100,000     15,387     15,387      100,000       26,851       26,851       100,000
      15   33,986       8,908       8,908      100,000     16,413     16,413      100,000       30,193       30,193       100,000
      16   37,261       8,877       8,877      100,000     17,392     17,392      100,000       33,848       33,848       100,000
      17   40,699       8,719       8,719      100,000     18,310     18,310      100,000       37,852       37,852       100,000
      18   44,309       8,416       8,416      100,000     19,149     19,149      100,000       42,247       42,247       100,000
      19   48,099       7,945       7,945      100,000     19,889     19,889      100,000       47,085       47,085       100,000
      20   52,079       7,286       7,286      100,000     20,510     20,510      100,000       52,429       52,429       100,000
      21   56,258       6,417       6,417      100,000     20,991     20,991      100,000       58,359       58,359       100,000
      22   60,646       5,315       5,315      100,000     21,308     21,308      100,000       64,972       64,972       100,000
      23   65,253       3,955       3,955      100,000     21,437     21,437      100,000       72,388       72,388       100,000
      24   70,091       2,304       2,304      100,000     21,348     21,348      100,000       80,754       80,754       100,000
      25   75,170        317         317       100,000     20,996     20,996      100,000       90,218       90,218       104,653
      26   80,504        (*)         (*)         (*)       20,324     20,324      100,000      100,668      100,668       115,769
      27   86,104        (*)         (*)         (*)       19,257     19,257      100,000      112,193      112,193       126,778
      28   91,984        (*)         (*)         (*)       17,696     17,696      100,000      124,916      124,916       138,657
      29   98,158        (*)         (*)         (*)       15,524     15,524      100,000      138,987      138,987       151,495
      30  104,641        (*)         (*)         (*)       12,605     12,605      100,000      154,580      154,580       165,401

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES


                                  0% HYPOTHETICAL                    6% HYPOTHETICAL                 12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                              -----------------------            -----------------------         -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    1,575        927         29        100,927       995        98        100,995        1,064         167        101,064
       2    3,229       1,842        945       101,842      2,037      1,140      102,037        2,241        1,343       102,241
       3    4,965       2,714       1,906      102,714      3,094      2,286      103,094        3,507        2,699       103,507
       4    6,788       3,540       2,822      103,540      4,164      3,446      104,164        4,869        4,151       104,869
       5    8,703       4,318       3,689      104,318      5,244      4,615      105,244        6,334        5,705       106,334
       6   10,713       5,043       4,504      105,043      6,329      5,791      106,329        7,906        7,368       107,906
       7   12,824       5,711       5,262      105,711      7,415      6,966      107,415        9,592        9,143       109,592
       8   15,040       6,315       5,956      106,315      8,492      8,133      108,492       11,394       11,035       111,394
       9   17,367       6,848       6,578      106,848      9,554      9,285      109,554       13,317       13,048       113,317
      10   19,810       7,304       7,304      107,304     10,592     10,592      110,592       15,365       15,365       115,365
      11   22,376       7,676       7,676      107,676     11,596     11,596      111,596       17,544       17,544       117,544
      12   25,069       7,959       7,959      107,959     12,557     12,557      112,557       19,858       19,858       119,858
      13   27,898       8,149       8,149      108,149     13,470     13,470      113,470       22,316       22,316       122,316
      14   30,868       8,237       8,237      108,237     14,320     14,320      114,320       24,924       24,924       124,924
      15   33,986       8,212       8,212      108,212     15,093     15,093      115,093       27,688       27,688       127,688
      16   37,261       8,063       8,063      108,063     15,772     15,772      115,772       30,615       30,615       130,615
      17   40,699       7,777       7,777      107,777     16,337     16,337      116,337       33,706       33,706       133,706
      18   44,309       7,335       7,335      107,335     16,763     16,763      116,763       36,957       36,957       136,957
      19   48,099       6,719       6,719      106,719     17,020     17,020      117,020       40,361       40,361       140,361
      20   52,079       5,910       5,910      105,910     17,080     17,080      117,080       43,913       43,913       143,913
      21   56,258       4,891       4,891      104,891     16,913     16,913      116,913       47,608       47,608       147,608
      22   60,646       3,647       3,647      103,647     16,492     16,492      116,492       51,441       51,441       151,441
      23   65,253       2,163       2,163      102,163     15,785     15,785      115,785       55,408       55,408       155,408
      24   70,091        419         419       100,419     14,756     14,756      114,756       59,499       59,499       159,499
      25   75,170        (*)         (*)         (*)       13,359     13,359      113,359       63,693       63,693       163,693
      26   80,504        (*)         (*)         (*)       11,535     11,535      111,535       67,956       67,956       167,956
      27   86,104        (*)         (*)         (*)        9,210      9,210      109,210       72,242       72,242       172,242
      28   91,984        (*)         (*)         (*)        6,296      6,296      106,296       76,483       76,483       176,483
      29   98,158        (*)         (*)         (*)        2,700      2,700      102,700       80,607       80,607       180,607
      30  104,641        (*)         (*)         (*)         (*)        (*)         (*)         84,540       84,540       184,540

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                   0% HYPOTHETICAL                  6% HYPOTHETICAL                   12% HYPOTHETICAL
                               GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                               -----------------------           -----------------------          -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    2,625       1,393        230       100,000      1,502       340       100,000        1,613         450        100,000
       2    5,381       2,724       1,562      100,000      3,031      1,869      100,000        3,352        2,190       100,000
       3    8,275       3,963       2,917      100,000      4,555      3,508      100,000        5,199        4,153       100,000
       4   11,314       5,101       4,171      100,000      6,065      5,135      100,000        7,160        6,230       100,000
       5   14,505       6,131       5,317      100,000      7,554      6,740      100,000        9,239        8,425       100,000
       6   17,855       7,043       6,345      100,000      9,011      8,313      100,000       11,443       10,745       100,000
       7   21,373       7,825       7,244      100,000     10,424      9,843      100,000       13,779       13,198       100,000
       8   25,066       8,461       7,996      100,000     11,776     11,311      100,000       16,252       15,787       100,000
       9   28,945       8,934       8,585      100,000     13,048     12,699      100,000       18,867       18,518       100,000
      10   33,017       9,225       9,225      100,000     14,221     14,221      100,000       21,635       21,635       100,000
      11   37,293       9,318       9,318      100,000     15,278     15,278      100,000       24,571       24,571       100,000
      12   41,782       9,194       9,194      100,000     16,198     16,198      100,000       27,704       27,704       100,000
      13   46,497       8,835       8,835      100,000     16,962     16,962      100,000       31,065       31,065       100,000
      14   51,446       8,214       8,214      100,000     17,542     17,542      100,000       34,688       34,688       100,000
      15   56,644       7,295       7,295      100,000     17,901     17,901      100,000       38,610       38,610       100,000
      16   62,101       6,028       6,028      100,000     17,989     17,989      100,000       42,875       42,875       100,000
      17   67,831       4,346       4,346      100,000     17,739     17,739      100,000       47,535       47,535       100,000
      18   73,848       2,162       2,162      100,000     17,065     17,065      100,000       52,659       52,659       100,000
      19   80,165        (*)         (*)         (*)       15,863     15,863      100,000       58,342       58,342       100,000
      20   86,798        (*)         (*)         (*)       14,020     14,020      100,000       64,718       64,718       100,000
      21   93,763        (*)         (*)         (*)       11,403     11,403      100,000       71,975       71,975       100,000
      22  101,076        (*)         (*)         (*)        7,853      7,853      100,000       80,362       80,362       100,000
      23  108,755        (*)         (*)         (*)        3,173      3,173      100,000       90,209       90,209       100,000
      24  116,818        (*)         (*)         (*)         (*)        (*)         (*)        101,771      101,771       106,860
      25  125,284        (*)         (*)         (*)         (*)        (*)         (*)        114,520      114,520       120,246
      26  134,173        (*)         (*)         (*)         (*)        (*)         (*)        128,503      128,503       134,928
      27  143,506        (*)         (*)         (*)         (*)        (*)         (*)        143,825      143,825       151,016
      28  153,307        (*)         (*)         (*)         (*)        (*)         (*)        160,592      160,592       168,621
      29  163,597        (*)         (*)         (*)         (*)        (*)         (*)        178,913      178,913       187,859
      30  174,402        (*)         (*)         (*)         (*)        (*)         (*)        198,906      198,906       208,851

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES


                                    0% HYPOTHETICAL                  6% HYPOTHETICAL                   12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                -----------------------          -----------------------            -----------------------

           PREMIUMS
          PAID PLUS                 CASH                               CASH                                   CASH
  POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
    YEAR    AT 5%       VALUE       VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE       BENEFIT
    ----    -----       -----       -----      -------      -----      -----       -------       -----        -----       -------

       1    2,625       1,377        215       101,377      1,486       323       101,486        1,595         433        101,595
       2    5,381       2,680       1,517      102,680      2,982      1,819      102,982        3,298        2,135       103,298
       3    8,275       3,874       2,827      103,874      4,452      3,405      104,452        5,081        4,035       105,081
       4   11,314       4,951       4,021      104,951      5,884      4,954      105,884        6,944        6,014       106,944
       5   14,505       5,901       5,087      105,901      7,265      6,452      107,265        8,880        8,067       108,880
       6   17,855       6,712       6,014      106,712      8,579      7,882      108,579       10,885       10,187       110,885
       7   21,373       7,372       6,791      107,372      9,808      9,227      109,808       12,949       12,368       112,949
       8   25,066       7,863       7,398      107,863     10,926     10,461      110,926       15,056       14,591       115,056
       9   28,945       8,165       7,816      108,165     11,906     11,557      111,906       17,188       16,839       117,188
      10   33,017       8,260       8,260      108,260     12,721     12,721      112,721       19,326       19,326       119,326
      11   37,293       8,132       8,132      108,132     13,344     13,344      113,344       21,449       21,449       121,449
      12   41,782       7,766       7,766      107,766     13,745     13,745      113,745       23,535       23,535       123,535
      13   46,497       7,147       7,147      107,147     13,899     13,899      113,899       25,565       25,565       125,565
      14   51,446       6,256       6,256      106,256     13,768     13,768      113,768       27,512       27,512       127,512
      15   56,644       5,065       5,065      105,065     13,309     13,309      113,309       29,334       29,334       129,334
      16   62,101       3,538       3,538      103,538     12,464     12,464      112,464       30,972       30,972       130,972
      17   67,831       1,626       1,626      101,626     11,162     11,162      111,162       32,352       32,352       132,352
      18   73,848        (*)         (*)         (*)        9,316      9,316      109,316       33,377       33,377       133,377
      19   80,165        (*)         (*)         (*)        6,835      6,835      106,835       33,942       33,942       133,942
      20   86,798        (*)         (*)         (*)        3,634      3,634      103,634       33,937       33,937       133,937
      21   93,763        (*)         (*)         (*)         (*)        (*)         (*)         33,254       33,254       133,254
      22  101,076        (*)         (*)         (*)         (*)        (*)         (*)         31,778       31,778       131,778
      23  108,755        (*)         (*)         (*)         (*)        (*)         (*)         29,388       29,388       129,388
      24  116,818        (*)         (*)         (*)         (*)        (*)         (*)         25,943       25,943       125,943
      25  125,284        (*)         (*)         (*)         (*)        (*)         (*)         21,264       21,264       121,264
      26  134,173        (*)         (*)         (*)         (*)        (*)         (*)         15,133       15,133       115,133
      27  143,506        (*)         (*)         (*)         (*)        (*)         (*)          7,275        7,275       107,275
      28  153,307        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      29  163,597        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)
      30  174,402        (*)         (*)         (*)         (*)        (*)         (*)           (*)          (*)          (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                          Consolidated Balance Sheets
                           (in thousands of dollars)




                                                                                   (Unaudited)
                                                                                     June 30,        December 31,
                                        Assets                                         1997             1996
                                        ------                                     ------------      ------------
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $12,049,864 in 1997; $11,970,878 in 1996)    $ 12,319,848        12,304,639
      Equity securities (cost $55,813 in 1997; $43,890 in 1996)                          66,497            59,131
   Mortgage loans on real estate, net                                                 5,141,839         5,272,119
   Real estate, net                                                                     292,935           265,759
   Policy loans                                                                         391,432           371,816
   Other long-term investments                                                           23,336            28,668
   Short-term investments                                                               286,354             4,789
                                                                                   ------------      ------------
                                                                                     18,522,241        18,306,921
                                                                                   ------------      ------------

Cash                                                                                     86,387            43,784
Accrued investment income                                                               209,037           210,182
Deferred policy acquisition costs                                                     1,537,814         1,366,509
Investment in subsidiaries classified as discontinued operations                         -                485,707
Other assets                                                                            404,319           426,441
Assets held in Separate Accounts                                                     32,866,145        26,926,702
                                                                                   ------------      ------------
                                                                                   $ 53,625,943        47,766,246
                                                                                   ============      ============

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                  $ 17,536,264        17,179,060
Policyholders' dividend accumulations                                                   366,681           361,401
Other policyholder funds                                                                 59,153            60,073
Accrued federal income tax:
   Current                                                                               44,323            30,170
   Deferred                                                                             158,769           162,212
                                                                                   ------------      ------------
                                                                                        203,092           192,382
                                                                                   ------------      ------------

Dividend payable                                                                         -                485,707
Other liabilities                                                                       375,206           423,047
Liabilities related to Separate Accounts                                             32,866,145        26,926,702
                                                                                   ------------      ------------
                                                                                     51,406,541        45,628,372
                                                                                   ------------      ------------

Shareholder's equity:
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
     outstanding 3,814,779 shares                                                         3,815             3,815
   Additional paid-in capital                                                           914,654           527,874
   Retained earnings                                                                  1,159,696         1,432,593
   Unrealized gains on securities available-for-sale, net                               141,237           173,592
                                                                                   ------------      ------------
                                                                                      2,219,402         2,137,874
                                                                                   ------------      ------------
                                                                                   $ 53,625,943        47,766,246
                                                                                   ============      ============


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                       Consolidated Statements of Income
                                  (Unaudited)
                           (in thousands of dollars)


                                                                          Three months ended           Six months ended
                                                                               June 30,                     June 30,
                                                                       ------------------------    ------------------------
                                                                          1997          1996          1997          1996
                                                                       ----------    ----------    ----------    ----------
Revenues:
   Investment product and universal life insurance product
      policy charges                                                   $  129,658        97,955       250,107       186,558
   Traditional life insurance premiums                                     50,295        49,224       105,741       103,012
   Net investment income                                                  351,346       340,266       692,296       669,797
   Realized gains (losses) on investments                                 (11,929)        5,806         9,113         9,374
   Other income                                                            15,908         6,010        25,742        12,219
                                                                       ----------    ----------    ----------    ----------
                                                                          535,278       499,261     1,082,999       980,960
                                                                       ----------    ----------    ----------    ----------

Benefits and expenses:
   Benefits and claims                                                    297,049       285,276       593,419       575,272
   Provision for policyholders' dividends on participating policies        11,542        11,907        22,188        22,687
   Amortization of deferred policy acquisition costs                       39,594        34,865        82,988        70,994
   Other operating expenses                                                94,231        76,108       188,092       141,788
                                                                       ----------    ----------    ----------    ----------
                                                                          442,416       408,156       886,687       810,741
                                                                       ----------    ----------    ----------    ----------
          Income from continuing operations before federal income
             tax expense                                                   92,862        91,105       196,312       170,219
                                                                       ----------    ----------    ----------    ----------

Federal income tax expense:
   Current                                                                 32,477        32,592        55,231        58,617
   Deferred                                                                    10            15        13,978           640
                                                                       ----------    ----------    ----------    ----------
                                                                           32,487        32,746        69,209        59,257
                                                                       ----------    ----------    ----------    ----------

          Income from continuing operations                                60,375        58,359       127,103       110,962

Income from discontinued operations (less federal income tax
   expense of $1,470 and $3,986 in 1996)                                   -              3,100        -              7,295
                                                                       ----------    ----------    ----------    ----------

          Net income                                                    $  60,375        61,459       127,103       118,257
                                                                       ==========    ==========    ==========    ==========



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                Consolidated Statements of Shareholder's Equity
                                  (Unaudited)
                    Six Months Ended June 30, 1997 and 1996
                           (in thousands of dollars)



                                                                                              gains (losses)
                                                            Additional                        on securities         Total
                                            Capital           paid-in          Retained       available-for-     shareholder's
                                            shares            capital          earnings          sale, net          equity
                                       ----------------  ----------------  ----------------  ----------------  ----------------
1996:
   Balance, January 1, 1996            $          3,815           657,118         1,583,275           384,304         2,628,512
   Capital of contributed subsidiary            -                      30           -                 -                      30
   Net income                                   -                 -                 118,257           -                 118,257
   Unrealized losses on securities
     available-for-sale, net                    -                 -                 -                (275,185)         (275,185)
                                       ----------------  ----------------  ----------------  ----------------  ----------------
   Balance, June 30, 1996              $          3,815           657,148         1,701,532           109,119         2,471,614
                                       ================  ================  ================  ================  ================



1997:
   Balance, January 1, 1997                       3,815           527,874         1,432,593           173,592         2,137,874
   Capital contributions                        -                 836,780           -                 -                 836,780
   Dividends to shareholder                     -                (450,000)         (400,000)          -                (850,000)
   Net income                                   -                 -                 127,103           -                 127,103
   Unrealized losses on securities
     available-for-sale, net                    -                 -                 -                 (32,355)          (32,355)
                                       ----------------  ----------------  ----------------  ----------------  ----------------
   Balance, June 30, 1997              $          3,815           914,654         1,159,696           141,237         2,219,402
                                       ================  ================  ================  ================  ================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                     Consolidated Statements of Cash Flows
                                  (Unaudited)
                    Six Months Ended June 30, 1997 and 1996
                           (in thousands of dollars)


                                                                                       1997              1996
                                                                                   ------------      ------------
 Cash flows from operating activities:
   Net income                                                                      $    127,103           118,257
  Adjustments to reconcile net income to net cash provided by (used in)
        operating activities:
       Capitalization of deferred policy acquisition costs                             (235,735)         (214,486)
       Amortization of deferred policy acquisition costs                                 82,988            70,994
       Amortization and depreciation                                                      1,964             8,613
       Realized gains on investments, net                                                (9,113)           (9,374)
       Deferred federal income tax                                                       13,978            23,864
       Decrease (increase) in accrued investment income                                   1,145              (814)
       Decrease (increase) in other assets                                               21,708           (81,888)
       Increase (decrease) in policyholder account balances                              55,237           (63,997)
       Increase in policyholders' dividend accumulations                                  5,280             7,113
       Increase in accrued federal income tax payable                                    14,153             8,579
       (Decrease) increase in other liabilities                                         (47,841)           63,206
       Other, net                                                                        (2,317)           (2,344)
                                                                                   ------------      ------------
         Net cash provided by (used in) operating activities                             28,550           (72,277)
                                                                                   ------------      ------------

 Cash flows from investing activities:
   Proceeds from maturity of securities available-for-sale                              437,694           685,247
   Proceeds from sale of securities available-for-sale                                  225,855           194,207
   Proceeds from repayments of mortgage loans on real estate                            164,699           123,064
   Proceeds from sale of real estate                                                     23,214             8,163
   Proceeds from repayments of policy loans and sale of other invested assets            21,908            27,108
   Cost of securities available-for-sale acquired                                    (1,236,560)         (769,786)
   Cost of mortgage loans on real estate acquired                                      (418,593)         (486,706)
   Cost of real estate acquired                                                         (21,506)           (2,893)
   Policy loans issued and other invested assets acquired                               (37,785)          (42,936)
   Short-term investments, net                                                         (282,700)           26,109
                                                                                   ------------      ------------
       Net cash used in investing activities                                         (1,123,774)         (238,423)
                                                                                   ------------      ------------

 Cash flows from financing activities:
   Proceeds from capital contributions                                                  836,780             -
  Increase in investment product and universal life insurance product
    account balances                                                                  1,511,167         1,284,221
  Decrease in investment product and universal life insurance product
    account balances                                                                 (1,210,120)         (918,291)
                                                                                   ------------      ------------
       Net cash provided by financing activities                                      1,137,827           365,930
                                                                                   ------------      ------------

 Net increase in cash                                                                    42,603            55,230

 Cash, beginning of period                                                               43,784             9,455
                                                                                   ------------      ------------
 Cash, end of period                                                               $     86,387            64,685
                                                                                   ============      ============


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
              Notes to Unaudited Consolidated Financial Statements
                         Six Months Ended June 30, 1997


(1) ORGANIZATION AND BASIS OF PRESENTATION

    Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). On January 27, 1997, Nationwide Corp. contributed the common stock of NLIC to Nationwide Financial Services, Inc. (NFS). NFS was formed by Nationwide Corp. in November 1996 as a holding company for members of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. NLIC and its subsidiaries are collectively referred to as "the Company."

    The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 1996 included in the Company's annual report on Form 10-K.


(2) DIVIDENDS AND CAPITAL CONTRIBUTIONS

    On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the common stock of certain subsidiaries classified as discontinued operations. As of and during the year ended December 31, 1996, these previously wholly owned subsidiaries of NLIC were classified as discontinued operations since they do not offer or distribute long-term savings and retirement products. The dividend was paid by NLIC on January 1, 1997.

    On February 24, 1997, NLIC paid a dividend to NFS, which made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate market value of $850.0 million. NLIC recognized a gain of $14.4 million on the transfer of securities.

    On March 10, 1997 and March 11, 1997, NFS made cash capital contributions to NLIC totaling $836.8 million.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 92 pages.

Representations and Undertakings.

The Signatures.

Accountants' Consent

The following exhibits required by Forms N-8B-2 and S-6:

1. Power of Attorney                        Incorporated within the Resolution
                                            of the Depositor's Board of
                                            Directors. See Exhibit 2.

2. Resolution of the Depositor's Board      Filed previously in connection
   of Directors authorizing the             with SEC File No. 333-31725 and is
   establishment of the Registrant,         hereby incorporated by reference.
   adopted

3. Distribution Contracts                   Filed previously in connection with
                                            SEC File No. 333-27133 and is hereby
                                            incorporated herein by reference.

4. Form of Security                         Filed previously in connection with
                                            SEC File No. 333-31725 and is hereby
                                            incorporated by reference.

5. Articles of Incorporation of Depositor   Filed previously in connection with
                                            SEC File No. 333-27133 and is hereby
                                            incorporated herein by reference.


6. Application form of Security             Filed previously in connection with
                                            SEC File No. 333-31725 and is hereby
                                            incorporated by reference.


7. Opinion of Counsel                       Filed previously in connection with
                                            SEC File No. 333-31725 and is hereby
                                            incorporated by reference.

Representations and Undertakings

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).


(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.


(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.


(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.


(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4, has caused this Post-Effective Amendment No. 1 to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 15th day of December, 1997.

                                  NATIONWIDE VLI SEPARATE ACCOUNT-4
                                  ----------------------------------------------
                                            (Registrant)

(Seal)                            NATIONWIDE LIFE INSURANCE COMPANY
------                            ----------------------------------------------
Attest:                                      (Depositor)

by /s/ W. SIDNEY DRUEN            By:    /s/ JOSEPH P. RATH
------------------------------    ----------------------------------------------
W. Sidney Druen                           Joseph P. Rath. -
Assistant Secretary               Vice President - Product and Market Compliance

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of December, 1997.



              SIGNATURE                      TITLE

LEWIS J. ALPHIN                            Director
-----------------------------
Lewis J. Alphin

KEITH W. ECKEL                             Director
-----------------------------
Keith W. Eckel

WILLARD J. ENGEL                           Director
-----------------------------
Willard J. Engel

FRED C. FINNEY                             Director
-----------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                  Director
-----------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                  President/Chief Operating Officer
-----------------------------              and Director
Joseph J. Gasper

 HENRY S. HOLLOWAY
                                   Chairman of the Board and Director
 ----------------------------
Henry S. Holloway

                                   Chairman and Chief Executive Officer -
DIMON R. MCFERSON                            Enterprise and Director
-----------------------------
Dimon R. McFerson

DAVID O. MILLER                            Director
-----------------------------
David O. Miller

C. RAY NOECKER                             Director
-----------------------------
C. Ray Noecker

ROBERT A. OAKLEY               Executive Vice President-Chief Financial Officer
-----------------------------
Robert A. Oakley

JAMES F. PATTERSON                         Director       by /s/ JOSEPH P. RATH
-----------------------------                             ---------------------
James F. Patterson                                           Joseph P. Rath
                                                             Attorney-in-Fact

ARDEN L. SHISLER                           Director
-----------------------------
Arden L. Shisler

ROBERT L. STEWART                          Director
-----------------------------
Robert L. Stewart

NANCY C. THOMAS                            Director
-----------------------------
Nancy C. Thomas

HAROLD W. WEIHL                            Director
-----------------------------
Harold W. Weihl

                              ACCOUNTANTS' CONSENT


The Board of Directors of Nationwide Life Insurance Company:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.


                                                  /s/ KPMG Peat Marwick LLP
                                                  KPMG Peat Marwick LLP

Columbus, Ohio
July 21, 1997